UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2019
Date of reporting period:	September 30, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 98.62%	Shares Held	Value

Aerospace & Defense - 1.76%
Boeing Co/The	34,515	$12,836,128
Airlines - 1.00%
Alaska Air Group Inc	105,668	7,276,298
Apparel - 1.04%
LVMH Moet Hennessy Louis Vuitton SE	21,504	7,605,018
Auto Manufacturers - 3.91%
Nissan Motor Co Ltd	1,303,400	12,200,017
PACCAR Inc	240,426	16,394,649
		$28,594,666

Auto Parts & Equipment - 4.78%
Autoliv Inc	100,416	8,704,059
Bridgestone Corp	372,400	14,070,702
Magna International Inc	231,094	12,139,301
		$34,914,062

Banks - 8.01%
Banco Bilbao Vizcaya Argentaria SA	799,838	5,098,301
BNP Paribas SA	189,423	11,592,493
ING Groep NV	723,878	9,399,692
JPMorgan Chase & Co	145,391	16,405,920
PacWest Bancorp	335,689	15,995,581
		$58,491,987

Beverages - 3.82%
Ambev SA ADR	3,116,080	14,240,486
Diageo PLC	386,207	13,686,965
		$27,927,451

Biotechnology - 1.24%
CSL Ltd	62,139	9,033,293
Chemicals - 4.82%
Albemarle Corp	72,493	7,233,352
Croda International PLC	175,120	11,873,641
Givaudan SA	3,941	9,689,864
Petronas Chemicals Group Bhd	2,844,900	6,434,279
		$35,231,136

Commercial Services - 2.91%
Experian PLC	300,067	7,706,772
RELX PLC	125,587	2,638,483
Ritchie Bros Auctioneers Inc	301,635	10,898,073
		$21,243,328

Computers - 2.78%
Apple Inc	90,000	20,316,600
Construction Materials - 1.10%
James Hardie Industries PLC	532,398	8,066,327
Diversified Financial Services - 2.05%
Deutsche Boerse AG	111,761	14,974,323
Electric - 1.32%
CLP Holdings Ltd	825,000	9,658,645
Electronics - 1.74%
TE Connectivity Ltd	144,250	12,683,903
Food - 2.39%
B&G Foods Inc	146,346	4,017,198
BIM Birlesik Magazalar AS	150,000	2,021,922

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Food (continued)
Danone SA	147,124	$11,393,586
		$17,432,706

Gas - 1.87%
Rubis SCA	252,760	13,681,437
Household Products/Wares - 3.26%
Avery Dennison Corp	47,598	5,157,243
Reckitt Benckiser Group PLC	204,139	18,667,811
		$23,825,054

Insurance - 3.65%
Beazley PLC	1,296,586	9,649,732
Chubb Ltd	52,614	7,031,335
Swiss Re AG	108,342	10,001,819
		$26,682,886

Metal Fabrication & Hardware - 0.79%
Norma Group SE	89,952	5,749,357
Multi-National - 1.90%
Banco Latinoamericano de Comercio Exterior SA	665,023	13,912,281
Oil & Gas - 6.75%
Chevron Corp	141,477	17,299,808
Royal Dutch Shell PLC, Class B	508,961	17,838,286
Vermilion Energy Inc	429,962	14,167,292
		$49,305,386

Oil & Gas Services - 1.05%
Core Laboratories NV	65,988	7,643,390
Pharmaceuticals - 7.64%
GlaxoSmithKline PLC	384,612	7,704,031
Novo Nordisk A/S, Class B	277,353	13,058,205
Pfizer Inc	415,898	18,328,625
Roche Holding AG	69,134	16,748,123
		$55,838,984

Real Estate - 1.45%
Daito Trust Construction Co Ltd	82,400	10,599,155
REITs - 2.38%
Annaly Capital Management Inc	562,072	5,749,997
Keppel DC REIT	3,460,000	3,467,466
Omega Healthcare Investors Inc	249,849	8,187,552
		$17,405,015

Retail - 1.09%
Nordstrom Inc	132,689	7,936,129
Semiconductors - 6.51%
Lam Research Corp	50,000	7,585,000
Microchip Technology Inc	197,687	15,599,481
Taiwan Semiconductor Manufacturing Co Ltd ADR	552,348	24,391,688
		$47,576,169

Software - 8.55%
Broadridge Financial Solutions Inc	84,741	11,181,575
j2 Global Inc	84,132	6,970,336
Microsoft Corp	232,063	26,541,045
SAP SE	144,639	17,800,917
		$62,493,873

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Telecommunications - 2.98%
BCE Inc	323,374	$13,101,197
Telenor ASA	269,155	5,261,565
Vodacom Group Ltd	384,105	3,420,514
		$21,783,276

Toys, Games & Hobbies - 2.18%
Hasbro Inc	151,269	15,901,397
Transportation - 1.90%
Union Pacific Corp	85,024	13,844,458
TOTAL COMMON STOCKS		$720,464,118
Total Investments		$720,464,118
Other Assets and Liabilities - 1.38%		$10,085,225
TOTAL NET ASSETS - 100.00%		$730,549,343

Portfolio Summary (unaudited)

Country	Percent
United States	39.44%
United Kingdom	9.85%
Canada	6.89%
France	6.06%
Germany	5.27%
Japan	5.05%
China	4.99%
Netherlands	3.73%
Taiwan	3.34%
Brazil	1.95%
Panama	1.90%
Denmark	1.79%
Hong Kong	1.32%
Australia	1.24%
Sweden	1.19%
Ireland	1.10%
Malaysia	0.88%
Norway	0.71%
Spain	0.70%
Singapore	0.47%
South Africa	0.47%
Turkey	0.28%
Other Assets and Liabilities	1.38%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.68%	Shares Held	Value

Advertising - 0.17%
Interpublic Group of Cos Inc/The	310	$7,090

Aerospace & Defense - 1.38%
Curtiss-Wright Corp	54	7,421
L3 Technologies Inc	85	18,073
Teledyne Technologies Inc (a)	95	23,434
United Technologies Corp	54	7,550
		$56,478

Agriculture - 0.75%
Archer-Daniels-Midland Co	611	30,715

Airlines - 0.77%
JetBlue Airways Corp (a)	1,220	23,619
Southwest Airlines Co	126	7,869
		$31,488

Apparel - 2.81%
Columbia Sportswear Co	234	21,778
PVH Corp	176	25,414
Ralph Lauren Corp	239	32,875
Skechers U.S.A. Inc, Class A (a)	432	12,066
Under Armour Inc, Class A (a)	1,069	22,684
		$114,817

Auto Manufacturers - 0.41%
PACCAR Inc	246	16,775

Auto Parts & Equipment - 0.87%
BorgWarner Inc	356	15,230
Goodyear Tire & Rubber Co/The	869	20,326
		$35,556

Banks - 6.70%
Associated Banc-Corp	766	19,916
Bank of America Corp	591	17,411
Bank of New York Mellon Corp/The	227	11,575
BankUnited Inc	319	11,293
BB&T Corp	238	11,552
Chemical Financial Corp	232	12,389
Citigroup Inc	252	18,078
Fifth Third Bancorp	392	10,945
First Citizens BancShares Inc, Class A	32	14,473
First Hawaiian Inc	191	5,188
First Horizon National Corp	279	4,816
FNB Corp	1,352	17,197
Hancock Whitney Corp	250	11,887
Huntington Bancshares Inc	339	5,058
JPMorgan Chase & Co	46	5,191
KeyCorp	251	4,992
Morgan Stanley	231	10,758
PNC Financial Services Group Inc/The	82	11,168
Regions Financial Corp	666	12,221
SunTrust Banks Inc	185	12,356
UMB Financial Corp	73	5,176
Umpqua Holdings Corp	888	18,470
Wells Fargo & Co	91	4,783
Wintrust Financial Corp	63	5,351
Zions Bancorp	236	11,835
		$274,079

Biotechnology - 1.69%
Alexion Pharmaceuticals Inc (a)	148	20,573
Bio-Rad Laboratories Inc, Class A (a)	94	29,421

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
United Therapeutics Corp (a)	150	$19,182
		$69,176

Chemicals - 1.61%
Air Products & Chemicals Inc	47	7,851
Albemarle Corp	75	7,483
Cabot Corp	293	18,377
Eastman Chemical Co	251	24,026
Univar Inc (a)	268	8,217
		$65,954

Commercial Services - 2.58%
AMERCO	74	26,392
CoreLogic Inc (a)	168	8,301
CoStar Group Inc (a)	22	9,259
Deluxe Corp	102	5,808
Euronet Worldwide Inc (a)	86	8,619
ManpowerGroup Inc	149	12,808
Quanta Services Inc (a)	738	24,634
WEX Inc (a)	49	9,837
		$105,658

Computers - 2.77%
Cognizant Technology Solutions Corp, Class A	89	6,866
Conduent Inc (a)	1,342	30,222
DXC Technology Co	289	27,027
Hewlett Packard Enterprise Co	1,381	22,524
Leidos Holdings Inc	274	18,950
Lumentum Holdings Inc (a)	126	7,554
		$113,143

Construction Materials - 2.25%
Eagle Materials Inc	72	6,137
Fortune Brands Home & Security Inc	120	6,283
Johnson Controls International PLC	689	24,115
Louisiana-Pacific Corp	891	23,603
Martin Marietta Materials Inc	85	15,466
Vulcan Materials Co	149	16,569
		$92,173

Distribution/Wholesale - 0.35%
LKQ Corp (a)	446	14,125

Diversified Financial Services - 1.04%
Jefferies Financial Group Inc	1,070	23,497
Legg Mason Inc	477	14,897
Stifel Financial Corp	83	4,254
		$42,648

Electric - 0.61%
MDU Resources Group Inc	966	24,817

Electronics - 4.97%
Avnet Inc	597	26,728
Corning Inc	876	30,923
FLIR Systems Inc	155	9,528
Garmin Ltd	294	20,595
Gentex Corp	765	16,417
Jabil Inc	937	25,374
Keysight Technologies Inc (a)	376	24,921
PerkinElmer Inc	232	22,566
TE Connectivity Ltd	70	6,155

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electronics (continued)
Woodward Inc	245	$19,811
		$203,018

Engineering & Construction - 1.84%
EMCOR Group Inc	231	17,350
Fluor Corp	450	26,145
Jacobs Engineering Group Inc	415	31,748
		$75,243

Entertainment - 0.40%
Cinemark Holdings Inc	410	16,482

Environmental Control - 0.46%
Republic Services Inc	258	18,746

Food - 3.13%
Conagra Brands Inc	212	7,202
Flowers Foods Inc	841	15,693
Hain Celestial Group Inc/The (a)	723	19,608
Hormel Foods Corp	235	9,259
Ingredion Inc	56	5,878
JM Smucker Co/The	201	20,624
Kroger Co/The	284	8,267
Pinnacle Foods Inc	328	21,258
Tyson Foods Inc, Class A	342	20,359
		$128,148

Food Service - 0.20%
Aramark	185	7,959

Forest Products & Paper - 0.15%
International Paper Co	122	5,996

Hand/Machine Tools - 1.36%
Regal Beloit Corp	352	29,023
Snap-on Inc	109	20,012
Stanley Black & Decker Inc	46	6,736
		$55,771

Healthcare - Products - 5.55%
Abbott Laboratories	289	21,201
Baxter International Inc	113	8,711
Cooper Cos Inc/The	76	21,063
Danaher Corp	259	28,143
DENTSPLY SIRONA Inc	451	17,021
Henry Schein Inc (a)	114	9,693
Hill-Rom Holdings Inc	92	8,685
Hologic Inc (a)	199	8,155
ICU Medical Inc (a)	76	21,489
Medtronic PLC	317	31,183
NuVasive Inc (a)	157	11,144
Patterson Cos Inc	801	19,585
Thermo Fisher Scientific Inc	85	20,747
		$226,820

Healthcare - Services - 4.50%
Anthem Inc	109	29,871
Centene Corp (a)	252	36,485
Cigna Corp	39	8,122
Humana Inc	27	9,140
Laboratory Corp of America Holdings (a)	147	25,531
Molina Healthcare Inc (a)	105	15,613
Quest Diagnostics Inc	170	18,345
Universal Health Services Inc, Class B	223	28,508

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Services (continued)
WellCare Health Plans Inc (a)	38	$12,179
		$183,794

Home Builders - 0.63%
DR Horton Inc	612	25,814

Household Products - 0.58%
Edgewell Personal Care Co (a)	511	23,623

Insurance - 6.99%
Alleghany Corp	32	20,881
Arch Capital Group Ltd (a)	180	5,366
Assurant Inc	224	24,181
Athene Holding Ltd, Class A (a)	401	20,716
Axis Capital Holdings Ltd	384	22,161
Berkshire Hathaway Inc, Class B (a)	62	13,275
Cincinnati Financial Corp	71	5,453
CNO Financial Group Inc	840	17,825
Enstar Group Ltd (a)	65	13,552
Hanover Insurance Group Inc/The	49	6,045
Hartford Financial Services Group Inc/The	101	5,046
Lincoln National Corp	249	16,847
Loews Corp	386	19,389
MetLife Inc	417	19,482
MGIC Investment Corp (a)	385	5,124
Old Republic International Corp	945	21,149
Radian Group Inc	259	5,354
Travelers Cos Inc/The	38	4,929
Unum Group	257	10,041
White Mountains Insurance Group Ltd	24	22,461
WR Berkley Corp	83	6,634
		$285,911

Internet - 0.77%
Expedia Group Inc	72	9,395
Symantec Corp	276	5,873
TripAdvisor Inc (a)	191	9,754
Twitter Inc (a)	227	6,461
		$31,483

Iron & Steel - 1.62%
Nucor Corp	392	24,872
Reliance Steel & Aluminum Co	284	24,222
Steel Dynamics Inc	377	17,037
		$66,131

Leisure Time - 1.09%
Brunswick Corp	303	20,307
Carnival Corp	381	24,296
		$44,603

Machinery - Construction & Mining - 0.80%
Oshkosh Corp	223	15,887
Terex Corp	420	16,762
		$32,649

Machinery - Diversified - 2.25%
AGCO Corp	385	23,404
Cummins Inc	44	6,427
Dover Corp	95	8,410
Flowserve Corp	418	22,861
Roper Technologies Inc	27	7,998

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery - Diversified (continued)
Wabtec Corp	217	$22,759
		$91,859

Media - 2.67%
Comcast Corp, Class A	482	17,068
Discovery Inc (a)	1,047	33,504
DISH Network Corp, Class A (a)	420	15,019
Liberty Broadband Corp (a)	61	5,142
Liberty Media Corp-Liberty Braves, Series C (a)	336	9,156
News Corp	1,558	20,550
Walt Disney Co/The	74	8,654
		$109,093

Metal Fabrication & Hardware - 1.11%
Timken Co/The	582	29,013
Valmont Industries Inc	118	16,343
		$45,356

Mining - 1.22%
Freeport-McMoRan Inc	390	5,429
Newmont Mining Corp	673	20,324
Royal Gold Inc	315	24,274
		$50,027

Miscellaneous Manufacture - 4.92%
AptarGroup Inc	85	9,158
Carlisle Cos Inc	169	20,584
Colfax Corp (a)	806	29,064
Crane Co	79	7,770
Eaton Corp PLC	314	27,233
Hexcel Corp	108	7,242
Ingersoll-Rand PLC	196	20,051
ITT Inc	347	21,257
Textron Inc	424	30,303
Trinity Industries Inc	778	28,506
		$201,168

Oil & Gas - 1.74%
Continental Resources Inc (a)	160	10,925
EOG Resources Inc	75	9,568
Exxon Mobil Corp	335	28,481
Occidental Petroleum Corp	270	22,186
		$71,160

Oil & Gas Services - 1.57%
Baker Hughes a GE Co	970	32,815
National Oilwell Varco Inc	726	31,276
		$64,091

Packaging & Containers - 1.58%
Ball Corp	193	8,490
Bemis Co Inc	175	8,505
Graphic Packaging Holding Co	474	6,641
Sonoco Products Co	367	20,369
WestRock Co	387	20,681
		$64,686

Pharmaceuticals - 2.60%
Cardinal Health Inc	365	19,710
CVS Health Corp	376	29,599
Jazz Pharmaceuticals PLC (a)	120	20,175
McKesson Corp	118	15,653

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Pfizer Inc	478	$21,065
		$106,202

REITs - 4.18%
American Campus Communities Inc	146	6,009
American Homes 4 Rent	1,008	22,065
Apple Hospitality REIT Inc	761	13,310
Cousins Properties Inc	1,549	13,771
Equity Commonwealth (a)	657	21,083
Hudson Pacific Properties Inc	409	13,383
Invitation Homes Inc	594	13,609
Kimco Realty Corp	856	14,329
Omega Healthcare Investors Inc	209	6,849
Senior Housing Properties Trust	845	14,838
SL Green Realty Corp	55	5,364
Sunstone Hotel Investors Inc	368	6,020
VEREIT Inc	2,762	20,052
		$170,682

Retail - 2.00%
CarMax Inc (a)	123	9,184
Casey's General Stores Inc	65	8,392
Genuine Parts Co	83	8,250
Target Corp	231	20,377
Walgreens Boots Alliance Inc	252	18,371
Walmart Inc	81	7,607
Williams-Sonoma Inc	147	9,661
		$81,842

Savings & Loans - 1.06%
Investors Bancorp Inc	959	11,767
New York Community Bancorp Inc	1,412	14,642
People's United Financial Inc	990	16,949
		$43,358

Semiconductors - 3.30%
Analog Devices Inc	193	17,845
Cypress Semiconductor Corp	996	14,432
Intel Corp	354	16,741
Marvell Technology Group Ltd	1,094	21,114
MKS Instruments Inc	158	12,664
ON Semiconductor Corp (a)	731	13,472
Qorvo Inc (a)	315	24,220
QUALCOMM Inc	118	8,499
Teradyne Inc	160	5,917
		$134,904

Software - 2.05%
Akamai Technologies Inc (a)	258	18,873
Fidelity National Information Services Inc	181	19,742
j2 Global Inc	103	8,534
Oracle Corp	152	7,837
SS&C Technologies Holdings Inc	351	19,947
Synopsys Inc (a)	91	8,973
		$83,906

Telecommunications - 2.24%
AT&T Inc	707	23,741
Cisco Systems Inc	389	18,925
Juniper Networks Inc	989	29,640
LogMeIn Inc	218	19,424
		$91,730

See accompanying notes.

Schedule of Investments
Principal Contrarian Value Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Transportation - 3.39%
CSX Corp		329	$24,362
FedEx Corp		31	7,464
Kansas City Southern		246	27,867
Norfolk Southern Corp		183	33,032
Ryder System Inc		351	25,648
XPO Logistics Inc (a)		177	20,208
			$138,581
TOTAL COMMON STOCKS			$4,075,528
Total Investments			$4,075,528
Other Assets and Liabilities - 0.32%			$13,032

TOTAL NET ASSETS - 100.00%			$4,088,560

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Industrial	26.31%
Consumer, Non-cyclical	21.38%
Financial	19.97%
Consumer, Cyclical	9.53%
Technology	8.12%
Communications	5.85%
Basic Materials	4.60%
Energy	3.31%
Utilities	0.61%
Other Assets and Liabilities	0.32%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 20.22%	Shares Held	Value

Banks - 5.39%
Bank of Hawaii Corp	21,255	$1,677,232
Bank of Nova Scotia/The	31,780	1,895,042
Columbia Banking System Inc	45,092	1,748,217
Cullen / Frost Bankers Inc	18,390	1,920,652
East West Bancorp Inc	31,344	1,892,237
JPMorgan Chase & Co	17,647	1,991,288
PacWest Bancorp	32,842	1,564,921
US Bancorp	34,346	1,813,812
Washington Trust Bancorp Inc	32,681	1,807,259
		$16,310,660

Chemicals - 0.31%
DowDuPont Inc	14,714	946,257
Computers - 0.52%
Apple Inc	6,904	1,558,509
Diversified Financial Services - 0.85%
BGC Partners Inc, Class A	115,264	1,362,420
BlackRock Inc	2,533	1,193,879
		$2,556,299

Electric - 1.59%
ALLETE Inc	18,784	1,408,988
Eversource Energy	10,455	642,355
WEC Energy Group Inc	21,097	1,408,436
Xcel Energy Inc	28,816	1,360,403
		$4,820,182

Electronics - 0.24%
Garmin Ltd	10,425	730,271
Food - 0.58%
B&G Foods Inc	36,981	1,015,128
Kraft Heinz Co/The	13,571	747,898
		$1,763,026

Healthcare - Products - 0.77%
Abbott Laboratories	17,113	1,255,410
Medtronic PLC	11,054	1,087,382
		$2,342,792

Housewares - 0.07%
Tupperware Brands Corp	6,060	202,707
Machinery - Diversified - 0.25%
Deere & Co	5,024	755,258
Oil & Gas - 2.88%
Chevron Corp	12,597	1,540,361
Exxon Mobil Corp	19,826	1,685,607
HollyFrontier Corp	24,834	1,735,897
Marathon Petroleum Corp	22,450	1,795,326
Occidental Petroleum Corp	23,829	1,958,029
		$8,715,220

Pharmaceuticals - 1.64%
Johnson & Johnson	11,440	1,580,665
Merck & Co Inc	24,975	1,771,726
Pfizer Inc	36,582	1,612,169
		$4,964,560

Pipelines - 1.34%
EnLink Midstream LLC	86,842	1,428,551

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pipelines (continued)
Plains GP Holdings LP, Class A (a)	26,628	$653,185
Targa Resources Corp	34,788	1,958,912
		$4,040,648

REITs - 2.56%
AGNC Investment Corp	24,956	464,930
Annaly Capital Management Inc	78,002	797,960
Digital Realty Trust Inc	16,636	1,871,217
EPR Properties	24,690	1,689,043
Medical Properties Trust Inc	115,128	1,716,559
Omega Healthcare Investors Inc	37,001	1,212,523
		$7,752,232

Semiconductors - 0.37%
Microchip Technology Inc	14,059	1,109,396

Telecommunications - 0.46%
BCE Inc	34,531	1,399,196

Toys, Games & Hobbies - 0.40%
Hasbro Inc	11,609	1,220,338
TOTAL COMMON STOCKS		$61,187,551

PREFERRED STOCKS - 4.50%	Shares Held	Value

Banks - 1.59%
Bank of America Corp 6.00%,04/25/2021; Series EE (b)	10,000	$258,600
Bank of America Corp 6.50%,01/27/2020; Series Y (b)	20,000	521,000
Goldman Sachs Group Inc/The 6.20%,10/26/2018; Series B (b)	7,500	197,175
Goldman Sachs Group Inc/The 6.30%,05/10/2021; Series N (b)	30,000	781,800
JPMorgan Chase & Co 6.15%,09/01/2020; Series BB (b)	25,000	645,500
Merrill Lynch Capital Trust I 6.45%; 12/15/2066; Series K (c)	15,000	387,900
Morgan Stanley (3-month USD LIBOR + 3.71%),6.38%,10/15/2024; Series I (b),(d)	25,000	668,000
Morgan Stanley (3-month USD LIBOR + 4.32%),7.13%,10/15/2023; Series E (b),(d)	35,000	983,150
Wells Fargo & Co 5.63%,06/15/2022; Series Y (b)	15,000	375,000
		$4,818,125

Electric - 0.37%
Duke Energy Corp 5.13%, 01/15/2073	16,000	384,480
Entergy Mississippi Inc 4.90%,10/01//2026	15,000	361,050
NextEra Energy Capital Holdings Inc 5.13%, 11/15/2072; Series I	16,000	378,080
		$1,123,610

Hand/Machine Tools - 0.21%
Stanley Black & Decker Inc 5.75%, 07/25/2052	25,000	626,500

Insurance - 0.17%
Prudential Financial Inc 5.75%, 12/15/2052	20,000	500,400

REITs - 2.05%
Boston Properties Inc 5.25%,10/30/2018 (b)	20,000	482,400
Digital Realty Trust Inc 7.38%,03/26/2019; Series H (b)	55,000	1,399,200
Kimco Realty Corp 5.13%,08/16/2022; Series L (b)	5,000	111,250
Kimco Realty Corp 6.00%,10/30/2018; Series I (b)	15,000	378,150
PS Business Parks Inc 5.20%,10/20/2021; Series W (b)	39,618	896,159
PS Business Parks Inc 5.20%,12/07/2022; Series Y (b)	10,000	223,800
Public Storage 4.90%,10/14/2021; Series E (b)	15,000	344,850
Public Storage 6.38%,03/17/2019; Series Y (b)	35,000	887,600
Ventas Realty LP / Ventas Capital Corp 5.45%, 03/15/2043	15,000	370,050
Vornado Realty Trust 5.25%,12/13/2022; Series M (b)	50,000	1,113,500
		$6,206,959

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value

Telecommunications - 0.11%
Qwest Corp 6.13%,06/01/2053	15,000	$337,950
TOTAL PREFERRED STOCKS		$13,613,544

	Principal
BONDS – 72.35%	Amount	Value

Auto Parts & Equipment - 1.76%
Titan International Inc
6.50%, 11/30/2023	$5,500,000	$5,317,813

Banks - 1.72%
Citigroup Inc
6.68%, 09/13/2043	1,000,000	1,225,927
JPMorgan Chase & Co
(3-month USD LIBOR + 3.25%),
5.15%, 12/29/2049 (b),(d)	4,000,000	3,995,000
		$5,220,927

Chemicals - 3.07%
Kraton Polymers LLC / Kraton Polymers Capital Corp
7.00%, 04/15/2025 (e)	4,000,000	4,110,000
OCI NV
6.63%, 04/15/2023 (e)	5,000,000	5,175,000
		$9,285,000

Commercial Services - 0.99%
Avis Budget Car Rental LLC / Avis Budget Finance Inc
5.50%, 04/01/2023	3,000,000	2,984,070

Computers - 1.06%
Dell International LLC / EMC Corp
6.02%, 06/15/2026 (e)	3,000,000	3,206,497

Diversified Financial Services - 1.00%
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,034,435

Electric - 5.32%
Emera Inc,
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (d)	3,000,000	3,195,000
GenOn Energy Inc
0.00%, 10/15/2020 (a),(f)	3,100,000	2,092,500
NRG Energy Inc
6.25%, 07/15/2022	499,000	514,818
6.25%, 05/01/2024	2,000,000	2,080,000
PPL Capital Funding Inc,
(3-month USD LIBOR + 2.67%),
5.05%, 03/30/2067	4,000,000	3,949,160
Talen Energy Supply LLC
4.60%, 12/15/2021	5,000,000	4,275,000
		$16,106,478

Engineering & Construction - 0.72%
Engility Corp
8.88%, 09/01/2024	2,000,000	2,175,000

Entertainment - 0.63%
AMC Entertainment Holdings Inc
6.13%, 05/15/2027	2,000,000	1,915,000

Environmental Control - 4.31%
Advanced Disposal Services Inc
5.63%, 11/15/2024 (e)	4,000,000	4,030,000

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Environmental Control (continued)
Covanta Holding Corp
5.88%, 03/01/2024	$5,000,000	$5,104,750
Waste Pro USA Inc
5.50%, 02/15/2026 (e)	4,000,000	3,910,000
		$13,044,750

Food - 2.01%
B&G Foods Inc
4.63%, 06/01/2021	2,000,000	1,997,500
JBS USA LUX SA / JBS USA Finance Inc
5.75%, 06/15/2025 (e)	1,000,000	973,750
7.25%, 06/01/2021 (e)	1,000,000	1,015,000
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp
5.88%, 01/15/2024	2,000,000	2,100,000
		$6,086,250

Healthcare - Products - 1.86%
Hologic Inc
4.63%, 02/01/2028 (e)	6,000,000	5,647,500

Healthcare - Services - 5.19%
Encompass Health Corp
5.75%, 09/15/2025	3,000,000	3,022,500
HCA Inc
5.63%, 09/01/2028	3,000,000	3,015,000
5.88%, 05/01/2023	2,000,000	2,110,000
Surgery Center Holdings Inc
6.75%, 07/01/2025 (e)	3,500,000	3,351,250
Tenet Healthcare Corp
8.13%, 04/01/2022	4,000,000	4,215,200
		$15,713,950

Home Builders - 1.98%
KB Home
7.50%, 09/15/2022	2,000,000	2,157,500
PulteGroup Inc
6.38%, 05/15/2033	4,000,000	3,840,440
		$5,997,940

Insurance - 1.33%
MetLife Inc
9.25%, 04/08/2038 (e)	3,000,000	4,035,000

Internet - 0.34%
VeriSign Inc
5.25%, 04/01/2025	1,000,000	1,018,750

Iron & Steel - 1.77%
Allegheny Technologies Inc
7.88%, 08/15/2023	3,000,000	3,210,000
ArcelorMittal
6.25%, 02/25/2022	2,000,000	2,145,000
		$5,355,000

Lodging - 1.04%
Boyd Gaming Corp
6.88%, 05/15/2023	3,000,000	3,151,500

Media - 5.84%
CCO Holdings LLC / CCO Holdings Capital Corp
5.13%, 05/01/2027 (e)	1,000,000	947,500
5.75%, 01/15/2024	2,000,000	2,032,500

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Media (continued)
CSC Holdings LLC
6.75%, 11/15/2021	$3,000,000	$3,161,250
DISH DBS Corp
5.88%, 11/15/2024	4,000,000	3,585,000
Sirius XM Radio Inc
5.38%, 04/15/2025 (e)	4,000,000	4,015,000
Viacom Inc
(3-month USD LIBOR + 3.90%),
5.88%, 02/28/2057 (d)	2,000,000	1,960,207
(3-month USD LIBOR + 3.90%),
6.25%, 02/28/2057 (d)	2,000,000	1,970,604
		$17,672,061

Mining - 1.28%
Freeport-McMoRan Inc
3.88%, 03/15/2023	4,000,000	3,866,800

Mortgage Backed Securities - 6.40%
Citigroup Commercial Mortgage Trust 2015-GC29
4.28%, 04/10/2048 (c)	750,000	731,787
COMM 2014-UBS3 Mortgage Trust
4.94%, 06/10/2047 (c)	2,000,000	1,974,772
COMM 2015-CCRE22 Mortgage Trust
4.26%, 03/10/2048 (c)	500,000	482,016
GS Mortgage Securities Trust 2013-GC13
4.22%, 07/10/2046 (c),(e)	500,000	487,978
GS Mortgage Securities Trust 2013-GCJ12
4.18%, 06/10/2046 (c)	2,000,000	1,931,084
GS Mortgage Securities Trust 2014-GC20
5.13%, 04/10/2047 (c)	2,000,000	1,981,387
GS Mortgage Securities Trust 2014-GC24
4.66%, 09/10/2047 (c)	500,000	488,270
GS Mortgage Securities Trust 2015-GC32
4.56%, 07/10/2048 (c)	1,241,000	1,219,498
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
4.52%, 12/15/2047 (c),(e)	1,750,000	1,633,087
JP Morgan Chase Commercial Mortgage Securities Trust 2015-JP1
4.40%, 01/15/2049 (c),(e)	1,000,000	920,478
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.82%, 04/15/2047 (c)	2,000,000	2,002,271
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.46%, 08/15/2050	1,000,000	980,693
Wells Fargo Commercial Mortgage Trust 2015-C26
3.59%, 02/15/2048 (e)	1,425,000	1,189,858
Wells Fargo Commercial Mortgage Trust 2015-SG1
4.62%, 09/15/2048 (c)	1,600,000	1,559,804
WFRBS Commercial Mortgage Trust 2013-C14
4.11%, 06/15/2046 (c),(e)	500,000	455,344
WFRBS Commercial Mortgage Trust 2014-C22
3.92%, 09/15/2057 (c)	1,000,000	940,686
4.06%, 09/15/2057 (c),(e)	500,000	400,902
		$19,379,915

Office & Business Equipment - 0.68%
CDW LLC / CDW Finance Corp
5.50%, 12/01/2024	2,000,000	2,070,000

Oil & Gas - 4.94%
Gulfport Energy Corp
6.38%, 01/15/2026	6,000,000	5,835,000
Nabors Industries Inc
5.50%, 01/15/2023	2,000,000	1,964,617

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Oil & Gas (continued)
Rowan Cos Inc
4.75%, 01/15/2024	$3,000,000	$2,677,500
4.88%, 06/01/2022	2,000,000	1,922,500
Whiting Petroleum Corp
5.75%, 03/15/2021	2,500,000	2,562,500
		$14,962,117

Oil & Gas Services - 2.49%
Archrock Partners LP / Archrock Partners Finance Corp
6.00%, 04/01/2021	2,000,000	2,010,000
6.00%, 10/01/2022	2,000,000	2,017,500
Weatherford International Ltd
4.50%, 04/15/2022	4,000,000	3,500,000
		$7,527,500

Packaging & Containers - 0.99%
Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.
5.13%, 07/15/2023 (e)	3,000,000	2,985,000

Pharmaceuticals - 1.01%
HLF Financing Sarl LLC / Herbalife International Inc
7.25%, 08/15/2026 (e)	3,000,000	3,048,750

Pipelines - 3.76%
EnLink Midstream Partners LP
4.15%, 06/01/2025	5,000,000	4,741,066
4.85%, 07/15/2026	750,000	727,136
NGPL PipeCo LLC
4.88%, 08/15/2027 (e)	2,000,000	1,990,000
Transcanada Trust
(3-month USD LIBOR + 3.58%,
5.63%, 05/20/2075 (d)	4,000,000	3,920,000
		$11,378,202

REITs - 1.64%
CBL & Associates LP
5.95%, 12/15/2026	6,000,000	4,974,000

Software - 1.38%
First Data Corp
7.00%, 12/01/2023 (e)	4,000,000	4,165,000

Storage/Warehousing - 1.01%
Mobile Mini Inc
5.88%, 07/01/2024	3,000,000	3,045,000

Telecommunications - 3.81%
Intelsat Jackson Holdings SA
7.50%, 04/01/2021	3,000,000	3,037,500
Sprint Corp
7.88%, 09/15/2023	4,000,000	4,315,000
T-Mobile USA Inc
6.38%, 03/01/2025	4,000,000	4,167,200
		$11,519,700

Transportation - 1.02%
XPO Logistics Inc
6.50%, 06/15/2022 (e)	3,000,000	3,097,500
TOTAL BONDS		$218,987,405

See accompanying notes.

Schedule of Investments
Principal EDGE Active Income ETF
September 30, 2018 (unaudited)

Total Investments	$293,788,500
Other Assets and Liabilities - 2.93%	$8,879,746
TOTAL NET ASSETS - 100.00%	$302,668,246

(a)	Non-income producing security
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $60,790,395 or 20.08% of net assets.
(f)	Security is defaulted.

Portfolio Summary (unaudited)

Sector	Percent
Financial	18.31%
Energy	15.40%
Consumer, Non-cyclical	14.06%
Communications	10.55%
Industrial	7.74%
Utilities	7.29%
Consumer, Cyclical	6.89%
Basic Materials	6.43%
Mortgage Securities	6.40%
Technology	4.00%
Other Assets and Liabilities	2.93%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.87%	Shares Held	Value

Biotechnology - 44.51%
Abeona Therapeutics Inc (a)	6,118	$78,310
ACADIA Pharmaceuticals Inc (a)	19,227	399,153
Acceleron Pharma Inc (a)	7,014	401,411
Achillion Pharmaceuticals Inc (a)	20,943	77,070
Acorda Therapeutics Inc (a)	7,216	141,794
Aduro Biotech Inc (a)	11,741	86,296
Adverum Biotechnologies Inc (a)	9,442	57,124
Agenus Inc (a)	13,196	28,239
Alder Biopharmaceuticals Inc (a)	10,465	174,242
Alnylam Pharmaceuticals Inc (a)	13,112	1,147,562
AMAG Pharmaceuticals Inc (a)	5,372	107,440
Amicus Therapeutics Inc (a)	28,768	347,805
AnaptysBio Inc (a)	3,632	362,365
Arena Pharmaceuticals Inc (a)	6,063	279,019
Arrowhead Pharmaceuticals Inc (a)	13,384	256,571
Assembly Biosciences Inc (a)	3,074	114,168
Atara Biotherapeutics Inc (a)	5,995	247,893
Audentes Therapeutics Inc (a)	5,500	217,745
AVEO Pharmaceuticals Inc (a)	17,966	59,467
Axovant Sciences Ltd (a)	16,371	39,618
Bellicum Pharmaceuticals Inc (a)	5,049	31,102
Biohaven Pharmaceutical Holding Co Ltd (a)	5,639	211,744
BioMarin Pharmaceutical Inc (a)	19,262	1,867,836
Bluebird Bio Inc (a)	7,756	1,132,376
Blueprint Medicines Corp (a)	6,786	529,715
Calithera Biosciences Inc (a)	5,390	28,298
Cara Therapeutics Inc (a)	4,954	118,648
Celldex Therapeutics Inc (a)	20,650	9,313
Clearside Biomedical Inc (a)	4,846	29,803
CRISPR Therapeutics AG (a)	7,106	315,151
Cymabay Therapeutics Inc (a)	6,646	73,638
CytomX Therapeutics Inc (a)	5,931	109,724
Denali Therapeutics Inc (a)	13,567	294,947
Dynavax Technologies Corp (a)	5,847	72,503
Edge Therapeutics Inc (a)	4,687	3,843
Editas Medicine Inc (a)	7,234	230,186
Endocyte Inc (a)	10,213	181,383
Epizyme Inc (a)	10,521	111,523
Esperion Therapeutics Inc (a)	4,097	181,784
Exact Sciences Corp (a)	15,165	1,196,822
Fate Therapeutics Inc (a)	8,013	130,532
FibroGen Inc (a)	12,825	779,119
Five Prime Therapeutics Inc (a)	5,296	73,720
Geron Corp (a)	24,183	42,562
GlycoMimetics Inc (a)	5,215	75,096
Halozyme Therapeutics Inc (a)	22,180	403,011
ImmunoGen Inc (a)	20,391	193,103
Immunomedics Inc (a)	25,690	535,123
Incyte Corp (a)	18,741	1,294,628
Inovio Pharmaceuticals Inc (a)	13,713	76,244
Insmed Inc (a)	11,817	238,940
Intellia Therapeutics Inc (a)	6,537	187,089
Intercept Pharmaceuticals Inc (a)	3,891	491,667
Intrexon Corp (a)	18,219	313,731
Ionis Pharmaceuticals Inc (a)	19,447	1,003,076
Iovance Biotherapeutics Inc (a)	13,514	152,033
Lexicon Pharmaceuticals Inc (a)	16,282	173,729
Loxo Oncology Inc (a)	4,653	794,872
MacroGenics Inc (a)	5,605	120,171
Medicines Co/The (a)	11,316	338,462
NewLink Genetics Corp (a)	5,633	13,463
Novavax Inc (a)	49,087	92,284
Omeros Corp (a)	7,410	180,878

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Biotechnology (continued)
Pacific Biosciences of California Inc (a)	19,847	$107,372
Pieris Pharmaceuticals Inc (a)	8,178	45,797
Prothena Corp PLC (a)	5,852	76,544
PTC Therapeutics Inc (a)	6,406	301,082
Puma Biotechnology Inc (a)	5,796	265,747
Radius Health Inc (a)	6,886	122,571
REGENXBIO Inc (a)	4,813	363,382
Retrophin Inc (a)	6,129	176,086
Rigel Pharmaceuticals Inc (a)	22,245	71,406
Sage Therapeutics Inc (a)	7,106	1,003,723
Sangamo Therapeutics Inc (a)	13,034	220,926
Seattle Genetics Inc (a)	24,484	1,888,206
Spark Therapeutics Inc (a)	5,780	315,299
Spectrum Pharmaceuticals Inc (a)	15,523	260,786
Stemline Therapeutics Inc (a)	4,587	76,144
Theravance Biopharma Inc (a)	8,394	274,232
Ultragenyx Pharmaceutical Inc (a)	7,702	587,971
Vericel Corp (a)	5,481	77,556
Viking Therapeutics Inc (a)	7,731	134,674
XOMA Corp (a)	1,265	22,226
ZIOPHARM Oncology Inc (a)	20,024	64,077
		$25,512,971

Commercial Services - 0.01%
Riot Blockchain Inc	1,465	5,347

Healthcare - Products - 13.90%
Accelerate Diagnostics Inc (a)	7,904	181,397
AngioDynamics Inc (a)	5,603	121,809
AtriCure Inc (a)	5,112	179,073
AxoGen Inc (a)	5,327	196,300
BioTelemetry Inc (a)	5,026	323,926
Cardiovascular Systems Inc (a)	5,047	197,540
Cerus Corp (a)	19,463	140,328
DENTSPLY SIRONA Inc	31,030	1,171,072
Endologix Inc (a)	12,428	23,738
Genomic Health Inc (a)	5,373	377,292
Glaukos Corp (a)	5,320	345,268
Insulet Corp (a)	8,871	939,882
Intersect ENT Inc (a)	4,303	123,711
Invacare Corp	4,988	72,575
iRhythm Technologies Inc (a)	3,515	332,730
K2M Group Holdings Inc (a)	6,300	172,431
Natus Medical Inc (a)	5,123	182,635
Nevro Corp (a)	4,378	249,546
Novocure Ltd (a)	13,937	730,299
OPKO Health Inc (a)	86,697	299,972
Penumbra Inc (a)	4,823	722,003
Quidel Corp (a)	4,995	325,524
ViewRay Inc (a)	10,273	96,155
Wright Medical Group NV (a)	15,839	459,648
		$7,964,854

Healthcare - Services - 6.71%
Brookdale Senior Living Inc (a)	28,639	281,521
Capital Senior Living Corp (a)	4,547	42,924
Community Health Systems Inc (a)	17,257	59,709
Invitae Corp (a)	8,156	136,450
Molina Healthcare Inc (a)	8,853	1,316,441
Surgery Partners Inc (a)	7,413	122,315
Syneos Health Inc (a)	16,217	835,986
Teladoc Health Inc (a)	7,092	612,394

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Services (continued)
Tenet Healthcare Corp (a)	15,400	$438,284
		$3,846,024

Pharmaceuticals - 33.25%
Achaogen Inc (a)	6,792	27,100
Aclaris Therapeutics Inc (a)	4,682	67,983
Adamas Pharmaceuticals Inc (a)	4,071	81,501
Aerie Pharmaceuticals Inc (a)	5,863	360,868
Agios Pharmaceuticals Inc (a)	8,898	686,214
Aimmune Therapeutics Inc (a)	8,734	238,264
Akebia Therapeutics Inc (a)	7,181	63,408
Alkermes PLC (a)	24,212	1,027,557
Array BioPharma Inc (a)	32,204	489,501
Assertio Therapeutics Inc (a)	9,569	56,266
Athenex Inc (a)	9,613	149,386
Clovis Oncology Inc (a)	7,805	229,233
Coherus Biosciences Inc (a)	9,235	152,377
Collegium Pharmaceutical Inc (a)	4,946	72,904
Concert Pharmaceuticals Inc (a)	3,459	51,332
Corbus Pharmaceuticals Holdings Inc (a)	8,447	63,775
Cytokinetics Inc (a)	8,183	80,603
Dermira Inc (a)	6,350	69,215
DexCom Inc (a)	13,158	1,882,120
Enanta Pharmaceuticals Inc (a)	2,966	253,474
Endo International PLC (a)	34,419	579,272
Flexion Therapeutics Inc (a)	5,700	106,647
G1 Therapeutics Inc (a)	4,396	229,867
Global Blood Therapeutics Inc (a)	7,267	276,146
Heron Therapeutics Inc (a)	5,663	179,234
Heska Corp (a)	1,110	125,774
Horizon Pharma PLC (a)	25,533	499,936
Insys Therapeutics Inc (a)	11,133	112,221
Intra-Cellular Therapies Inc (a)	8,425	182,822
Ironwood Pharmaceuticals Inc (a)	21,106	389,617
Jounce Therapeutics Inc (a)	4,896	31,824
Kala Pharmaceuticals Inc (a)	3,723	36,746
Keryx Biopharmaceuticals Inc (a)	16,073	54,648
Kura Oncology Inc (a)	4,588	80,290
La Jolla Pharmaceutical Co (a)	2,771	55,780
Madrigal Pharmaceuticals Inc (a)	2,213	473,870
MannKind Corp (a)	18,293	33,476
Marinus Pharmaceuticals Inc (a)	6,139	61,390
Mirati Therapeutics Inc (a)	4,473	210,678
Momenta Pharmaceuticals Inc (a)	11,855	311,786
MyoKardia Inc (a)	5,520	359,904
Nektar Therapeutics (a)	14,699	896,051
Neos Therapeutics Inc (a)	4,403	21,355
Neurocrine Biosciences Inc (a)	13,848	1,702,612
Ocular Therapeutix Inc (a)	4,412	30,355
Pacira Pharmaceuticals Inc (a)	6,287	309,006
Paratek Pharmaceuticals Inc (a)	4,744	46,017
Perrigo Co PLC	18,735	1,326,438
Portola Pharmaceuticals Inc (a)	10,066	268,058
Progenics Pharmaceuticals Inc (a)	10,670	66,901
Proteostasis Therapeutics Inc (a)	5,235	12,616
Reata Pharmaceuticals Inc, Class A (a)	3,069	250,921
Revance Therapeutics Inc (a)	5,637	140,079
Rocket Pharmaceuticals Inc (a)	5,983	147,301
Sarepta Therapeutics Inc (a)	10,024	1,618,976
Sorrento Therapeutics Inc (a)	13,278	58,423
Synergy Pharmaceuticals Inc (a)	37,460	63,682
TESARO Inc (a)	8,470	330,415
Tetraphase Pharmaceuticals Inc (a)	7,835	21,625

See accompanying notes.

Schedule of Investments
Principal Healthcare Innovators Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Pharmaceuticals (continued)
TG Therapeutics Inc (a)		8,252	$46,211
TherapeuticsMD Inc (a)		33,357	218,822
uniQure NV (a)		4,762	173,289
Vanda Pharmaceuticals Inc (a)		7,017	161,040
Voyager Therapeutics Inc (a)		4,879	92,311
Xencor Inc (a)		7,257	282,805
Zogenix Inc (a)		5,292	262,483
Zynerba Pharmaceuticals Inc (a)		2,014	16,434
			$19,059,235

Retail - 1.05%
National Vision Holdings Inc (a)		11,586	522,992
PetIQ Inc (a)		2,008	78,935
			$601,927

Software - 0.44%
Tabula Rasa HealthCare Inc (a)		3,099	251,608

TOTAL COMMON STOCKS			$57,241,966
Total Investments			$57,241,966
Other Assets and Liabilities - 0.13%			$77,048
TOTAL NET ASSETS - 100.00%			$57,319,014

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	98.38%
Consumer, Cyclical	1.05%
Technology	0.44%
Other Assets and Liabilities	0.13%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 98.75%	Shares Held	Value

Aerospace & Defense - 1.08%
MTU Aero Engines AG	74	$16,677
Safran SA	1,026	143,782
		$160,459

Agriculture - 0.23%
Swedish Match AB	655	33,533

Airlines - 0.77%
Deutsche Lufthansa AG	1,310	32,184
International Consolidated Airlines Group SA	5,340	45,951
Qantas Airways Ltd	8,361	35,658
		$113,793

Apparel - 3.10%
adidas AG	279	68,318
Gildan Activewear Inc	342	10,406
Hermes International	78	51,675
Kering SA	181	97,026
LVMH Moet Hennessy Louis Vuitton SE	612	216,437
Moncler SpA	359	15,464
		$459,326

Auto Manufacturers - 3.50%
Bayerische Motoren Werke AG	1,286	116,030
Honda Motor Co Ltd	2,800	84,749
Nissan Motor Co Ltd	17,660	165,300
Renault SA	910	78,714
Suzuki Motor Corp	1,300	74,462
		$519,255

Auto Parts & Equipment - 2.30%
Aisin Seiki Co Ltd	300	14,601
Bridgestone Corp	1,440	54,409
Cie Generale des Etablissements Michelin SCA	612	73,152
Cie Plastic Omnium SA	218	8,221
Continental AG	222	38,650
Faurecia SA	406	24,437
Georg Fischer AG	32	36,193
Hella GmbH & Co KGaA	76	4,239
Koito Manufacturing Co Ltd	200	13,132
Linamar Corp	81	3,732
Magna International Inc	338	17,755
Stanley Electric Co Ltd	300	10,258
Valeo SA	828	35,955
Yokohama Rubber Co Ltd/The	300	6,466
		$341,200

Banks - 9.60%
Bank of Montreal	1,347	111,105
Bank of Nova Scotia/The	2,074	123,623
Canadian Imperial Bank of Commerce	1,264	118,439
Danske Bank A/S	1,319	34,644
DBS Group Holdings Ltd	4,100	78,248
FinecoBank Banca Fineco SpA	787	10,522
Hang Seng Bank Ltd	1,000	27,158
HSBC Holdings PLC	24,177	211,069
Intesa Sanpaolo SpA	47,267	120,789
KBC Group NV	389	28,951
Mediobanca Banca di Credito Finanziario SpA	2,722	27,192
National Bank of Canada	854	42,652
Oversea-Chinese Banking Corp Ltd	4,500	37,658
Raiffeisen Bank International AG	1,206	34,726
Royal Bank of Canada	2,330	186,775

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Toronto-Dominion Bank/The	3,038	$184,611
United Overseas Bank Ltd	2,200	43,580
		$1,421,742

Beverages - 3.72%
Anheuser-Busch InBev SA	1,037	90,566
Asahi Group Holdings Ltd	700	30,342
Coca-Cola HBC AG (a)	643	21,899
Davide Campari-Milano SpA	1,145	9,751
Diageo PLC	6,079	215,436
Kirin Holdings Co Ltd	1,400	35,869
Pernod Ricard SA	625	102,535
Suntory Beverage & Food Ltd	300	12,700
Treasury Wine Estates Ltd	2,492	31,506
		$550,604

Biotechnology - 1.30%
CSL Ltd	1,251	181,861
Swedish Orphan Biovitrum AB (a)	364	10,649
		$192,510

Chemicals - 2.25%
Arkema SA	282	34,935
Asahi Kasei Corp	1,900	28,813
Croda International PLC	468	31,732
Kingboard Holdings Ltd	1,000	3,264
Kingboard Laminates Holdings Ltd	2,500	2,216
Koninklijke DSM NV	443	46,929
Methanex Corp	100	7,894
Mitsubishi Chemical Holdings Corp	3,400	32,543
Mitsubishi Gas Chemical Co Inc	400	8,516
Mitsui Chemicals Inc	600	15,003
Nissan Chemical Corp	300	15,842
Novozymes A/S	425	23,331
Shin-Etsu Chemical Co Ltd	700	62,009
Solvay SA	152	20,383
		$333,410

Coal - 0.10%
Whitehaven Coal Ltd	3,845	15,120

Commercial Services - 4.16%
Ashtead Group PLC	1,810	57,493
Atlantia SpA	647	13,424
Edenred	710	27,063
Intertek Group PLC	511	33,249
Nihon M&A Center Inc	400	12,005
Persol Holdings Co Ltd	500	11,728
Randstad NV	385	20,553
Recruit Holdings Co Ltd	1,700	56,736
RELX PLC	5,973	125,809
RELX PLC (a)	2,213	46,493
Rentokil Initial PLC	4,599	19,086
SGS SA	57	150,079
Wirecard AG	195	42,270
		$615,988

Computers - 2.33%
Atos SE	352	41,891
Capgemini SE	633	79,668
CGI Group Inc (a)	400	25,790
Computershare Ltd	2,076	29,938
Logitech International SA	2,455	109,717

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Computers (continued)
Nomura Research Institute Ltd	300	$15,156
Obic Co Ltd	100	9,461
Otsuka Corp	200	7,464
Teleperformance	142	26,791
		$345,876

Construction Materials - 1.99%
Daikin Industries Ltd	400	53,248
Kingspan Group PLC	1,936	90,271
Sika AG	1,003	146,045
Xinyi Glass Holdings Ltd	4,000	5,054
		$294,618

Distribution/Wholesale - 2.79%
Ferguson PLC	632	53,667
Inchcape PLC	1,661	14,483
ITOCHU Corp	3,300	60,412
Marubeni Corp	4,700	43,021
Mitsubishi Corp	3,100	95,521
Mitsui & Co Ltd	4,900	87,137
Sumitomo Corp	2,600	43,352
Toyota Tsusho Corp	400	15,103
		$412,696

Diversified Financial Services - 3.98%
CI Financial Corp	418	6,637
Hargreaves Lansdown PLC	970	28,257
Hong Kong Exchanges & Clearing Ltd	5,600	160,238
Japan Exchange Group Inc	800	13,941
Julius Baer Group Ltd (a)	2,419	121,049
Jupiter Fund Management PLC	2,418	12,774
London Stock Exchange Group PLC	801	47,879
Magellan Financial Group Ltd	591	11,829
ORIX Corp	2,800	45,393
Partners Group Holding AG	152	120,575
Schroders PLC	538	21,703
		$590,275

Electric - 0.70%
A2A SpA	3,857	6,695
Fortis Inc	776	25,161
Fortum OYJ	1,864	46,725
Red Electrica Corp SA	1,184	24,799
		$103,380

Electrical Components & Equipment - 0.43%
Brother Industries Ltd	500	9,875
Legrand SA	736	53,648
		$63,523

Electronics - 1.68%
Assa Abloy AB	2,773	55,741
Hoya Corp	700	41,586
MINEBEA MITSUMI Inc	1,300	23,570
Nidec Corp	600	86,314
Omron Corp	500	21,123
SCREEN Holdings Co Ltd	200	11,688
Venture Corp Ltd	700	9,028
		$249,050

Engineering & Construction - 1.00%
Aena SME SA (b)	146	25,342

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction (continued)
Eiffage SA	392	$43,766
Fraport AG Frankfurt Airport Services Worldwide	81	7,157
Kajima Corp	1,000	14,531
Sydney Airport	6,983	34,778
Taisei Corp	500	22,795
		$148,369

Entertainment - 0.42%
Aristocrat Leisure Ltd	2,600	53,450
Toho Co Ltd	300	9,413
		$62,863

Food - 1.62%
Barry Callebaut AG	25	47,381
Chr Hansen Holding A/S	146	14,821
Frutarom Industries Ltd	519	53,721
Kikkoman Corp	300	17,849
Loblaw Cos Ltd	392	20,139
Marine Harvest ASA	1,691	39,175
Metro Inc	382	11,883
Orkla ASA	1,638	13,839
SSP Group PLC	733	6,924
WH Group Ltd (b)	20,500	14,429
		$240,161

Food Service - 0.67%
Compass Group PLC	4,479	99,595
Forest Products & Paper - 0.56%
Mondi PLC	1,627	44,618
Stora Enso OYJ	1,690	32,327
West Fraser Timber Co Ltd	117	6,659
		$83,604

Gas - 0.40%
Enagas SA	822	22,189
Hong Kong & China Gas Co Ltd	18,600	36,923
		$59,112

Hand/Machine Tools - 1.19%
Disco Corp	100	16,740
Sandvik AB	3,391	60,190
Schindler Holding AG	359	89,476
Techtronic Industries Co Ltd	1,500	9,580
		$175,986

Healthcare - Products - 1.17%
Cochlear Ltd	270	39,159
GN Store Nord A/S	277	13,494
Smith & Nephew PLC	3,276	59,758
Sysmex Corp	200	17,215
Terumo Corp	600	35,540
William Demant Holding A/S (a)	205	7,705
		$172,871

Healthcare - Services - 0.34%
Fresenius Medical Care AG & Co KGaA	351	36,099
Orpea	107	13,839
		$49,938

Home Builders - 1.55%
Barratt Developments PLC	4,917	36,338

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Builders (continued)
Bellway PLC	435	$17,089
Berkeley Group Holdings PLC	713	34,190
Daiwa House Industry Co Ltd	900	26,678
Haseko Corp	800	10,386
Persimmon PLC	1,260	38,840
Sekisui House Ltd	2,000	30,496
Taylor Wimpey PLC	16,240	36,365
		$230,382

Home Furnishings - 2.10%
Howden Joinery Group PLC	2,238	13,678
SEB SA	59	10,042
Sony Corp	4,700	288,155
		$311,875

Household Products - 4.10%
Kao Corp	800	64,594
L'Oreal SA	715	172,422
Pigeon Corp	200	11,266
Pola Orbis Holdings Inc	300	10,958
Unicharm Corp	700	23,153
Unilever NV	3,077	171,357
Unilever PLC	2,797	153,699
		$607,449

Insurance - 2.70%
Allianz SE	899	200,407
Assicurazioni Generali SpA	3,140	54,248
Hannover Rueck SE	99	13,989
Medibank Pvt Ltd	12,348	25,974
NN Group NV	672	29,984
Power Corp of Canada	640	13,903
Power Financial Corp	460	10,538
Sampo OYJ	972	50,333
		$399,376

Internet - 0.79%
ASOS PLC (a)	198	14,870
M3 Inc	600	13,614
Rightmove PLC	3,570	21,916
SEEK Ltd	1,042	15,637
Start Today Co Ltd	800	24,221
Trend Micro Inc	300	19,301
United Internet AG	149	7,050
		$116,609

Iron & Steel - 0.33%
BlueScope Steel Ltd	2,967	36,417
Evraz PLC	1,630	12,038
		$48,455

Leisure Time - 0.52%
Carnival PLC	873	54,208
Yamaha Motor Co Ltd	800	22,426
		$76,634

Lodging - 0.72%
Crown Resorts Ltd	2,778	27,491
InterContinental Hotels Group PLC	747	46,540
Sands China Ltd	7,200	32,604
		$106,635

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Machinery - Construction & Mining - 0.32%
Atlas Copco AB (a)	1,654	$47,680

Machinery - Diversified - 2.10%
Daifuku Co Ltd	400	20,384
Hexagon AB	441	25,852
Husqvarna AB	1,503	12,802
Keyence Corp	200	116,142
Kubota Corp	1,800	30,592
Nabtesco Corp	300	7,974
SMC Corp	100	32,001
Spirax-Sarco Engineering PLC	150	14,272
THK Co Ltd	400	10,181
Yaskawa Electric Corp	1,400	41,586
		$311,786

Media - 0.88%
Informa PLC	4,589	45,590
Mediaset Espana Comunicacion SA	477	3,484
Pearson PLC	4,332	50,252
Wolters Kluwer NV	490	30,539
		$129,865

Metal Fabrication & Hardware - 0.33%
MISUMI Group Inc	500	12,938
SKF AB	1,786	35,238
		$48,176

Mining - 3.94%
Anglo American PLC	4,042	90,773
Boliden AB (a)	1,355	37,796
Evolution Mining Ltd	7,971	15,269
KAZ Minerals PLC	1,411	10,108
Rio Tinto Ltd	2,790	158,839
Rio Tinto PLC	3,904	197,433
South32 Ltd	21,052	59,652
Teck Resources Ltd	600	14,461
		$584,331

Miscellaneous Manufacture - 0.35%
Aalberts Industries NV	201	8,560
Smiths Group PLC	1,345	26,217
Wartsila OYJ Abp	879	17,135
		$51,912

Office & Business Equipment - 0.66%
Canon Inc	3,100	98,495

Packaging & Containers - 0.07%
CCL Industries Inc	123	5,544
Lee & Man Paper Manufacturing Ltd	5,000	4,637
		$10,181

Pharmaceuticals - 6.13%
Astellas Pharma Inc	4,800	83,732
Bayer AG	1,751	155,545
Chugai Pharmaceutical Co Ltd	400	25,700
GlaxoSmithKline PLC	8,781	175,889
Grifols SA	375	10,563
Ipsen SA	93	15,635
Merck KGaA	336	34,720
Nippon Shinyaku Co Ltd	100	6,557
Novo Nordisk A/S, Class B	1,617	76,131
Recordati SpA	221	7,482

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals (continued)
Roche Holding AG	986	$238,864
Shionogi & Co Ltd	800	52,272
Sino Biopharmaceutical Ltd	13,000	12,123
UCB SA	149	13,390
		$908,603

Real Estate - 1.53%
Aeon Mall Co Ltd	400	6,872
Castellum AB	771	13,802
CK Asset Holdings Ltd	5,000	37,524
Daito Trust Construction Co Ltd	252	32,415
Deutsche Wohnen SE	359	17,223
Henderson Land Development Co Ltd	3,300	16,588
LEG Immobilien AG	105	12,465
REA Group Ltd	320	19,877
Sumitomo Realty & Development Co Ltd	1,000	35,909
Vonovia SE	692	33,809
		$226,484

REITs - 1.51%
CapitaLand Commercial Trust	9,500	12,370
CapitaLand Mall Trust	13,500	21,923
GPT Group/The	10,752	40,492
Link REIT	5,000	49,212
Merlin Properties Socimi SA	1,476	20,025
Mirvac Group	22,942	39,966
Vicinity Centres	20,676	39,158
		$223,146

Retail - 3.60%
ABC-Mart Inc	200	11,125
Canadian Tire Corp Ltd	108	12,654
Dollarama Inc	567	17,862
Fast Retailing Co Ltd	400	203,908
Harvey Norman Holdings Ltd	3,476	8,844
Harvey Norman Holdings Ltd-Rights (a)	204	118
Industria de Diseno Textil SA	2,308	69,967
Lawson Inc	400	24,362
Matsumotokiyoshi Holdings Co Ltd	200	8,203
Next PLC	569	40,745
Nitori Holdings Co Ltd	300	43,025
Pandora A/S	269	16,799
Restaurant Brands International Inc	265	15,691
Ryohin Keikaku Co Ltd	100	29,748
Sundrug Co Ltd	200	7,138
Tsuruha Holdings Inc	100	12,313
USS Co Ltd	300	5,568
Welcia Holdings Co Ltd	100	5,668
		$533,738

Semiconductors - 1.77%
ASML Holding NV	676	126,286
BE Semiconductor Industries NV	198	4,177
SUMCO Corp	2,500	36,261
Tokyo Electron Ltd	700	96,171
		$262,895

Software - 3.44%
Amadeus IT Group SA	791	73,489
Constellation Software Inc	18	13,237
Dassault Systemes SE	342	51,124
Nexon Co Ltd (a)	900	11,763

See accompanying notes.

Schedule of Investments
Principal International Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Software (continued)
Open Text Corp	231	$8,790
Oracle Corp Japan	100	8,062
SAP SE	1,849	227,559
Temenos AG (a)	516	83,704
Ubisoft Entertainment SA (a)	298	32,323
		$510,051

Telecommunications - 4.08%
BCE Inc	1,600	64,822
KDDI Corp	5,700	157,475
Nippon Telegraph & Telephone Corp	2,700	121,954
NTT DOCOMO Inc	5,100	137,128
Sunrise Communications Group AG (a),(b)	540	48,888
Telenor ASA	1,881	36,771
TELUS Corp	1,006	37,081
		$604,119

Transportation - 1.85%
Canadian National Railway Co	890	79,860
Canadian Pacific Railway Ltd	220	46,538
Central Japan Railway Co	200	41,647
Deutsche Post AG	1,964	70,028
DSV A/S	319	29,005
Nippon Express Co Ltd	100	6,566
		$273,644
TOTAL COMMON STOCKS		$14,631,378
PREFERRED STOCKS - 0.30%	Shares Held	Value

Household Products/Wares - 0.30%
Henkel AG & Co KGaA	376	44,114
TOTAL PREFERRED STOCKS		$44,114
Total Investments		$14,675,492
Other Assets and Liabilities - 0.95%		$140,098
TOTAL NET ASSETS - 100.00%		$14,815,590

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $88,659 or 0.60% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	23.05%
Consumer, Cyclical	22.06%
Financial	19.31%
Industrial	12.39%
Technology	8.22%
Basic Materials	7.08%
Communications	5.74%
Utilities	1.10%
Energy	0.10%
Other Assets and Liabilities	0.95%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS - 97.30%	Amount	Value

Aerospace & Defense - 1.51%
United Technologies Corp
3.10%, 06/01/2022	$510,000	$502,502
3.95%, 08/16/2025	935,000	930,575
4.13%, 11/16/2028	1,785,000	1,772,809
4.63%, 11/16/2048	245,000	246,364
		$3,452,250

Agriculture - 2.76%
Altria Group Inc
2.85%, 08/09/2022	1,800,000	1,760,292
4.50%, 05/02/2043	315,000	304,268
5.38%, 01/31/2044	2,250,000	2,419,731
BAT Capital Corp
3.22%, 08/15/2024 (a)	880,000	838,761
4.54%, 08/15/2047 (a)	860,000	792,216
Reynolds American Inc
5.85%, 08/15/2045	190,000	206,621
		$6,321,889

Airlines - 2.13%
American Airlines 2013-2 Class A Pass Through Trust
4.95%, 07/15/2024	1,652,669	1,693,390
Continental Airlines 2012-1 Class A Pass Through Trust
4.15%, 10/11/2025	844,375	851,012
United Airlines 2014-2 Class A Pass Through Trust
3.75%, 03/03/2028	1,244,011	1,232,927
US Airways 2013-1 Class A Pass Through Trust
3.95%, 05/15/2027	1,115,512	1,104,916
		$4,882,245

Auto Manufacturers - 2.35%
Daimler Finance North America LLC
2.25%, 03/02/2020 (a)	3,600,000	3,550,929
General Motors Financial Co Inc
3.85%, 01/05/2028	675,000	612,164
3.95%, 04/13/2024	1,250,000	1,215,685
		$5,378,778

Banks - 25.08%
Bank of America Corp
4.20%, 08/26/2024	3,145,000	3,159,703
4.25%, 10/22/2026	3,275,000	3,237,467
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),
4.95%, 12/29/2049 (b),(c)	1,530,000	1,560,600
Citigroup Inc
(3-month USD LIBOR + 0.95%),
3.29%, 07/24/2023	2,510,000	2,526,278
(3-month USD LIBOR + 1.15%),
3.52%, 10/27/2028 (b)	2,000,000	1,880,502
4.13%, 07/25/2028	2,475,000	2,391,177
4.65%, 07/23/2048	900,000	910,207
DBS Group Holdings Ltd
(5-year Swap rate + 1.59%),
4.52%, 12/11/2028 (a),(b),(d)	3,650,000	3,683,084
First Republic Bank
2.50%, 06/06/2022	1,490,000	1,432,045
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 1.05%),
2.91%, 06/05/2023 (b)	3,450,000	3,336,880

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Banks (continued)
Goldman Sachs Group Inc/The (continued)
(3-month USD LIBOR + 1.00%),
3.34%, 07/24/2023	$1,600,000	$1,616,961
3.85%, 01/26/2027	3,965,000	3,846,804
5.95%, 01/15/2027	470,000	513,962
HSBC Holdings PLC
(3-month USD LIBOR + 1.53%),
6.50%, 12/31/2028 (b),(c)	1,400,000	1,351,000
JPMorgan Chase & Co
(3-month USD LIBOR + 0.85%),
3.18%, 01/10/2025	1,500,000	1,498,051
5.63%, 08/16/2043	1,000,000	1,136,297
Lloyds Banking Group PLC
4.58%, 12/10/2025	1,965,000	1,929,222
Morgan Stanley
5.00%, 11/24/2025	465,000	481,595
(3-month USD LIBOR + 3.81%),
5.55%, 12/29/2049 (b),(c)	2,275,000	2,335,287
Royal Bank of Scotland Group PLC
(3-month USD LIBOR + 1.47%),
3.78%, 05/15/2023	1,485,000	1,495,692
(3-month USD LIBOR + 1.90%),
5.08%, 01/27/2030 (b)	455,000	454,197
5.13%, 05/28/2024	4,015,000	4,018,056
Santander UK PLC
5.00%, 11/07/2023 (a)	1,780,000	1,794,393
Skandinaviska Enskilda Banken AB
(5-year Swap rate + 3.85%),
5.75%, 11/29/2049 (b),(c)	3,000,000	3,018,750
Synchrony Bank
3.00%, 06/15/2022	3,461,000	3,317,687
UBS AG
4.50%, 06/26/2048 (a)	435,000	450,467
UBS Group Funding Switzerland AG
(3-month USD LIBOR + 0.95%),
3.26%, 08/15/2023 (a)	2,000,000	2,007,911
Wells Fargo & Co
4.40%, 06/14/2046	1,000,000	941,983
ZB NA
3.50%, 08/27/2021	1,195,000	1,188,095
		$57,514,353

Beverages - 4.56%
Anheuser-Busch InBev Finance Inc
2.65%, 02/01/2021	1,000,000	985,480
3.65%, 02/01/2026	2,300,000	2,234,900
4.90%, 02/01/2046	205,000	207,321
Anheuser-Busch InBev Worldwide Inc
4.60%, 04/15/2048	1,570,000	1,520,834
Bacardi Ltd
4.70%, 05/15/2028 (a)	335,000	332,574
5.15%, 05/15/2038 (a)	425,000	416,286
5.30%, 05/15/2048 (a)	100,000	98,052
Diageo Capital PLC
3.50%, 09/18/2023	1,375,000	1,379,548
Keurig Dr Pepper Inc
3.55%, 05/25/2021 (a)	1,815,000	1,811,708
4.42%, 05/25/2025 (a)	1,465,000	1,471,175
		$10,457,878

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Biotechnology - 0.86%
Gilead Sciences Inc
2.55%, 09/01/2020	$2,000,000	$1,979,896

Computers - 2.62%
Apple Inc
3.35%, 02/09/2027	1,950,000	1,907,532
4.65%, 02/23/2046	1,950,000	2,106,659
Dell International LLC / EMC Corp
8.35%, 07/15/2046 (a)	1,600,000	$1,991,608
		$6,005,799

Diversified Financial Services - 1.50%
Brookfield Finance Inc
4.70%, 09/20/2047	1,010,000	968,531
Brookfield Finance LLC
4.00%, 04/01/2024	1,350,000	1,344,637
Intercontinental Exchange Inc
3.75%, 09/21/2028	1,140,000	1,128,011
		$3,441,179

Electric - 6.55%
Dominion Energy Inc
4.25%, 06/01/2028	920,000	922,985
Duke Energy Florida LLC
3.80%, 07/15/2028	890,000	889,247
Exelon Corp
3.50%, 06/01/2022	2,415,000	2,372,852
Florida Power & Light Co
3.95%, 03/01/2048	935,000	915,563
4.13%, 06/01/2048	150,000	150,354
Fortis Inc
3.06%, 10/04/2026	1,530,000	1,403,922
MidAmerican Energy Co
3.95%, 08/01/2047	1,265,000	1,213,408
Pacific Gas & Electric Co
3.30%, 12/01/2027	600,000	548,538
4.65%, 08/01/2028 (a)	1,730,000	1,742,358
Southern California Edison Co
4.13%, 03/01/2048	280,000	267,653
Southern Co/The
(3-month USD LIBOR + 3.63%),
5.50%, 03/15/2057 (b)	1,590,000	1,611,848
Virginia Electric & Power Co
3.80%, 04/01/2028	2,995,000	2,988,115
		$15,026,843

Food - 3.93%
General Mills Inc
3.70%, 10/17/2023	2,400,000	2,385,304
4.55%, 04/17/2038	565,000	541,614
4.70%, 04/17/2048	945,000	906,553
McCormick & Co Inc
3.15%, 08/15/2024	1,500,000	1,441,585
3.40%, 08/15/2027	1,275,000	1,213,447
Nestle Holdings Inc
3.35%, 09/24/2023 (a)	1,240,000	1,236,866
3.50%, 09/24/2025 (a)	1,285,000	1,275,665
		$9,001,034

Forest Products & Paper - 0.35%
International Paper Co
4.40%, 08/15/2047	880,000	811,246

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Healthcare - Products - 2.15%
Abbott Laboratories
4.90%, 11/30/2046	$915,000	$993,728
Becton Dickinson and Co
3.70%, 06/06/2027	1,010,000	965,799
Medtronic Inc
2.50%, 03/15/2020	3,000,000	2,980,019
		$4,939,546

Healthcare - Services - 1.44%
Halfmoon Parent Inc
3.75%, 07/15/2023 (a)	610,000	608,134
4.13%, 11/15/2025 (a)	575,000	573,361
4.38%, 10/15/2028 (a)	2,125,000	2,118,810
		$3,300,305

Insurance - 3.64%
AIA Group Ltd
3.20%, 03/11/2025 (a)	1,660,000	1,578,175
American International Group Inc
3.90%, 04/01/2026	1,600,000	1,564,192
4.50%, 07/16/2044	1,500,000	1,415,673
AXA Equitable Holdings Inc
5.00%, 04/20/2048 (a)	1,335,000	1,247,050
Brighthouse Financial Inc
3.70%, 06/22/2027	65,000	57,703
Markel Corp
4.30%, 11/01/2047	1,000,000	915,714
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (b)	1,500,000	1,563,750
		$8,342,257

Media - 4.96%
Charter Communications Operating LLC / Charter Communications Operating
Capital
3.58%, 07/23/2020	730,000	730,413
4.20%, 03/15/2028	1,000,000	956,704
6.48%, 10/23/2045	1,740,000	1,870,471
Comcast Corp
3.38%, 02/15/2025	3,325,000	3,218,596
4.60%, 08/15/2045	385,000	376,991
Discovery Communications LLC
5.00%, 09/20/2037	435,000	424,160
5.20%, 09/20/2047	45,000	43,998
NBCUniversal Media LLC
4.45%, 01/15/2043	750,000	715,794
Viacom Inc
4.38%, 03/15/2043	825,000	719,993
Warner Media LLC
3.60%, 07/15/2025	900,000	862,412
4.05%, 12/15/2023	1,450,000	1,459,459
		$11,378,991

Mining - 1.67%
BHP Billiton Finance USA Ltd
(5-year Swap rate + 5.09%),
6.75%, 10/19/2075 (a),(b)	2,415,000	2,647,444
Glencore Finance Canada Ltd
5.55%, 10/25/2042 (a)	620,000	611,636

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Mining (continued)
Glencore Funding LLC
3.88%, 10/27/2027 (a)	$625,000	$579,391
		$3,838,471
Miscellaneous Manufacture – 0.89%
General Electric Co
4.50%, 03/11/2044	250,000	235,804
5.30%, 02/11/2021	1,750,000	1,823,570
		$2,059,374

Oil & Gas - 6.32%
BP Capital Markets America Inc
3.94%, 09/21/2028	620,000	623,937
Canadian Natural Resources Ltd
3.85%, 06/01/2027	3,290,000	3,204,027
Concho Resources Inc
4.38%, 01/15/2025	1,260,000	1,268,803
ConocoPhillips Co
4.30%, 11/15/2044	335,000	344,379
Continental Resources Inc
3.80%, 06/01/2024	2,415,000	2,368,298
4.90%, 06/01/2044	1,530,000	1,510,822
Exxon Mobil Corp
2.22%, 03/01/2021	1,265,000	1,239,864
Marathon Oil Corp
5.20%, 06/01/2045	350,000	364,905
6.60%, 10/01/2037	2,415,000	2,850,076
Shell International Finance BV
4.00%, 05/10/2046	250,000	244,634
Valero Energy Corp
4.35%, 06/01/2028	480,000	483,494
		$14,503,239

Oil & Gas Services - 1.08%
Baker Hughes a GE Co LLC / Baker Hughes Co-Obligor Inc
3.34%, 12/15/2027	1,265,000	1,189,271
Halliburton Co
4.75%, 08/01/2043	1,260,000	1,289,221
		$2,478,492

Packaging & Containers - 0.48%
Packaging Corp of America
4.50%, 11/01/2023	1,080,000	1,110,043

Pharmaceuticals - 3.72%
AbbVie Inc
3.38%, 11/14/2021	435,000	434,404
4.25%, 11/14/2028	615,000	608,046
Bayer US Finance II LLC
3.88%, 12/15/2023 (a)	1,150,000	1,142,283
4.38%, 12/15/2028 (a)	1,940,000	1,900,711
CVS Health Corp
3.70%, 03/09/2023	1,875,000	1,865,187
4.30%, 03/25/2028	645,000	639,943
5.05%, 03/25/2048	955,000	976,816
Zoetis Inc
3.90%, 08/20/2028	760,000	752,174
4.45%, 08/20/2048	225,000	222,872
		$8,542,436

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Pipelines - 7.19%
Energy Transfer Partners LP
5.15%, 03/15/2045	$500,000	$472,018
EnLink Midstream Partners LP
5.05%, 04/01/2045	1,085,000	900,306
Kinder Morgan Energy Partners LP
3.50%, 03/01/2021	3,015,000	3,023,660
4.70%, 11/01/2042	500,000	470,267
MPLX LP
4.00%, 03/15/2028	1,265,000	1,216,700
4.50%, 07/15/2023	1,870,000	1,917,248
Plains All American Pipeline LP / PAA Finance Corp
4.50%, 12/15/2026	1,265,000	1,263,712
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	3,745,000	4,020,145
Western Gas Partners LP
4.65%, 07/01/2026	1,600,000	1,568,299
Williams Cos Inc/The
4.85%, 03/01/2048	815,000	787,849
5.75%, 06/24/2044	800,000	856,134
		$16,496,338

REITs - 1.34%
Alexandria Real Estate Equities Inc
3.45%, 04/30/2025	920,000	879,737
4.70%, 07/01/2030	2,170,000	2,192,012
		$3,071,749

Retail - 1.70%
Home Depot Inc/The
3.35%, 09/15/2025	550,000	543,631
5.88%, 12/16/2036	600,000	730,283
McDonald's Corp
3.80%, 04/01/2028	880,000	867,742
4.45%, 09/01/2048	710,000	696,162
Walmart Inc
3.40%, 06/26/2023	570,000	572,481
3.70%, 06/26/2028	125,000	125,034
4.05%, 06/29/2048	370,000	370,545
		$3,905,878

Savings & Loans - 1.00%
Nationwide Building Society
(5-year Swap rate + 1.85%),
4.13%, 10/18/2032 (a),(b)	2,470,000	2,265,278

Semiconductors - 0.35%
Xilinx Inc
2.95%, 06/01/2024	845,000	803,040

Software - 1.91%
Fiserv Inc
3.80%, 10/01/2023	485,000	484,880
4.20%, 10/01/2028	380,000	380,797
Microsoft Corp
3.70%, 08/08/2046	1,250,000	1,195,598
Oracle Corp
3.80%, 11/15/2037	660,000	628,763
4.00%, 11/15/2047	1,220,000	1,158,481
6.13%, 07/08/2039	440,000	541,896
		$4,390,415

See accompanying notes.

Schedule of Investments
Principal Investment Grade Corporate Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS (continued)	Amount	Value

Telecommunications - 2.42%
AT&T Inc
4.10%, 02/15/2028 (a)	$1,000,000	$970,827
4.75%, 05/15/2046	2,000,000	1,827,272
4.90%, 08/15/2037 (a)	335,000	321,485
Telefonica Emisiones SAU
5.21%, 03/08/2047	460,000	450,047
Verizon Communications Inc
5.25%, 03/16/2037	1,855,000	1,977,745
		$5,547,376

Transportation - 0.84%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048	700,000	692,202
Union Pacific Corp
3.50%, 06/08/2023	430,000	428,884
3.75%, 03/15/2024	345,000	345,849
3.95%, 09/10/2028	460,000	462,021
		$1,928,956
TOTAL BONDS		$223,175,574
Total Investments		$223,175,574
Other Assets and Liabilities - 2.70%		$6,198,407

TOTAL NET ASSETS - 100.00%		$229,373,981

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $40,058,640 or 17.46% of net assets.
(b)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Non-income producing security

Portfolio Summary (unaudited)

Sector	Percent
Financial	32.54%
Consumer, Non-cyclical	19.42%
Energy	14.59%
Communications	7.38%
Utilities	6.55%
Consumer, Cyclical	6.18%
Technology	4.88%
Industrial	3.73%
Basic Materials	2.03%
Other Assets and Liabilities	2.70%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.66%	Shares Held	Value

Apparel - 5.74%
adidas AG	2,057	$503,688
Carter's Inc	523	51,568
Columbia Sportswear Co	712	66,266
Deckers Outdoor Corp (a)	605	71,741
Gildan Activewear Inc	2,165	65,873
Michael Kors Holdings Ltd (a)	6,672	457,432
		$1,216,568

Beverages - 5.62%
Anheuser-Busch InBev SA	1,137	99,299
Brown-Forman Corp, Class B	2,004	101,302
Constellation Brands Inc, Class A	478	103,066
Davide Campari-Milano SpA	16,510	140,604
Diageo PLC	3,691	130,807
Molson Coors Brewing Co, Class B	1,445	88,868
Pernod Ricard SA	751	123,207
Treasury Wine Estates Ltd	32,066	405,399
		$1,192,552

Commercial Services - 13.84%
Bright Horizons Family Solutions Inc (a)	3,602	424,460
Care.com Inc (a)	13,247	292,891
Global Payments Inc	980	124,852
Navitas Ltd	108,999	352,191
PayPal Holdings Inc (a)	3,788	332,738
RELX PLC	6,077	127,999
TAL Education Group ADR (a)	8,939	229,822
Wirecard AG	4,218	914,328
Worldpay Inc, Class A (a)	1,324	134,081
		$2,933,362

Computers - 2.08%
Apple Inc	649	146,505
HP Inc	4,978	128,283
Ingenico Group SA	771	58,580
International Business Machines Corp	709	107,208
		$440,576

Construction Materials - 0.45%
Fortune Brands Home & Security Inc	1,833	95,976

Diversified Financial Services - 2.38%
Discover Financial Services	5,993	458,165
Pagseguro Digital Ltd, Class A (a)	1,681	46,513
		$504,678

Electronics - 0.70%
Garmin Ltd	2,125	148,856

Food - 2.85%
Sprouts Farmers Market Inc (a)	2,291	62,796
Takeaway.com NV (a),(b)	7,805	504,754
United Natural Foods Inc (a)	1,243	37,228
		$604,778

Home Builders - 0.90%
DR Horton Inc	2,509	105,830
Toll Brothers Inc	2,547	84,127
		$189,957

Home Furnishings - 1.84%
Electrolux AB Series B	3,984	87,862
Sleep Number Corp (a)	1,577	58,002

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Home Furnishings (continued)
Sony Corp	2,600	$159,405
Whirlpool Corp	711	84,431
		$389,700

Internet - 27.86%
Alibaba Group Holding Ltd ADR (a)	2,722	448,477
Alphabet Inc, Class C (a)	417	497,677
Amazon.com Inc (a)	198	396,594
ASOS PLC (a)	2,532	190,158
Baozun Inc ADR (a)	1,371	66,603
Booking Holdings Inc (a)	207	410,688
Ctrip.com International Ltd ADR (a)	7,124	264,799
Facebook Inc, Class A (a)	681	111,997
GrubHub Inc (a)	2,115	293,181
IAC/InterActiveCorp (a)	1,838	398,331
Just Eat PLC (a)	25,423	222,080
Match Group Inc (a)	8,105	469,361
Naspers Ltd, Class N	1,361	293,700
Netflix Inc (a)	1,463	547,352
Pandora Media Inc (a)	42,841	407,418
Rightmove PLC	10,240	62,864
SEEK Ltd	4,377	65,683
Tencent Holdings Ltd	9,507	392,504
Trade Me Group Ltd	20,423	70,665
YY Inc ADR (a)	3,947	295,709
		$5,905,841

Leisure Time - 1.45%
Planet Fitness Inc, Class A (a)	5,707	308,349

Media - 3.29%
AMC Networks Inc, Class A (a)	1,049	69,591
MSG Networks Inc, Class A (a)	2,372	61,198
Sirius XM Holdings Inc	17,330	109,525
Vivendi SA	12,860	331,023
Walt Disney Co/The	1,077	125,944
		$697,281

REITs - 1.68%
American Campus Communities Inc	1,435	59,065
AvalonBay Communities Inc	662	119,921
Essex Property Trust Inc	452	111,513
UNITE Group PLC/The	5,623	65,448
		$355,947

Retail - 18.94%
American Eagle Outfitters Inc	2,775	68,903
At Home Group Inc (a)	1,680	52,970
Bed Bath & Beyond Inc	2,538	38,070
Children's Place Inc/The	402	51,376
Chipotle Mexican Grill Inc (a)	667	303,165
Dick's Sporting Goods Inc	1,583	56,165
Domino's Pizza Inc	466	137,377
Fast Retailing Co Ltd	800	407,815
Foot Locker Inc	1,178	60,054
Hennes & Mauritz AB, Class B	22,195	410,166
Hibbett Sports Inc (a)	2,249	42,281
Home Depot Inc/The	2,425	502,339
Industria de Diseno Textil SA	3,993	121,048
JD Sports Fashion PLC	13,275	79,436
Lowe's Cos Inc	1,250	143,525
Lululemon Athletica Inc (a)	1,221	198,400
Mr Price Group Ltd	10,280	165,934

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail (continued)
Qurate Retail Inc (a)	4,300	$95,503
Signet Jewelers Ltd	1,633	107,664
Starbucks Corp	1,896	107,769
Truworths International Ltd	27,246	160,880
Urban Outfitters Inc (a)	9,748	398,693
Williams-Sonoma Inc	1,030	67,692
Zalando SE (a),(b)	6,098	237,254
		$4,014,479

Semiconductors - 2.47%
NVIDIA Corp	1,861	522,978
Software - 4.64%
Blackbaud Inc	535	54,292
Cornerstone OnDemand Inc (a)	1,410	80,017
First Data Corp, Class A (a)	6,848	167,571
Microsoft Corp	1,202	137,473
Momo Inc ADR (a)	11,084	485,479
Square Enix Holdings Co Ltd	1,400	57,912
		$982,744

Toys, Games & Hobbies - 2.93%
Funko Inc, Class A (a)	26,266	622,242

TOTAL COMMON STOCKS		$21,126,864
Total Investments		$21,126,864
Other Assets and Liabilities - 0.34%		$71,779
TOTAL NET ASSETS - 100.00%		$21,198,643

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $742,008 or 3.50% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	31.80%
Communications	31.15%
Consumer, Non-cyclical	22.31%
Technology	9.19%
Financial	4.06%
Industrial	1.15%
Other Assets and Liabilities	0.34%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.53%	Shares Held	Value

Aerospace & Defense - 2.10%
Boeing Co/The	602	$223,884
Raytheon Co	297	61,378
TransDigm Group Inc (a)	524	195,085
		$480,347

Banks - 0.71%
Fifth Third Bancorp	1,957	54,639
M&T Bank Corp	340	55,944
State Street Corp	609	51,022
		$161,605

Beverages - 1.47%
Brown-Forman Corp, Class B	1,191	60,205
Constellation Brands Inc, Class A	699	150,718
Monster Beverage Corp (a)	1,021	59,504
PepsiCo Inc	591	66,074
		$336,501

Biotechnology - 0.29%
Celgene Corp (a)	743	66,491

Chemicals - 1.80%
Eastman Chemical Co	1,493	142,910
PPG Industries Inc	1,342	146,452
Sherwin-Williams Co/The	159	72,378
Westlake Chemical Corp	597	49,617
		$411,357

Commercial Services - 8.12%
Automatic Data Processing Inc	562	84,671
Ecolab Inc	1,157	181,395
Equifax Inc	1,337	174,572
FleetCor Technologies Inc (a)	755	172,019
Global Payments Inc	1,330	169,442
Moody's Corp	903	150,982
S&P Global Inc	1,137	222,158
Total System Services Inc	2,481	244,974
TransUnion	2,664	196,017
Verisk Analytics Inc (a)	2,136	257,495
		$1,853,725

Computers - 2.29%
Accenture PLC, Class A	1,356	230,791
Apple Inc	362	81,718
Cognizant Technology Solutions Corp, Class A	1,841	142,033
DXC Technology Co	735	68,737
		$523,279

Distribution/Wholesale - 1.00%
Fastenal Co	3,950	229,179

Diversified Financial Services - 7.97%
Alliance Data Systems Corp	626	147,836
BlackRock Inc	396	186,647
CME Group Inc	907	154,380
Intercontinental Exchange Inc	2,958	221,525
Mastercard Inc, Class A	1,241	276,259
Nasdaq Inc	2,677	229,687
SEI Investments Co	2,072	126,599
T Rowe Price Group Inc	1,940	211,809
Visa Inc, Class A	1,767	265,209
		$1,819,951

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Electric - 4.42%
American Electric Power Co Inc	2,302	$163,166
Dominion Energy Inc	2,037	143,160
Duke Energy Corp	860	68,817
NextEra Energy Inc	1,422	238,327
Pinnacle West Capital Corp	1,960	155,193
WEC Energy Group Inc	3,608	240,870
		$1,009,533

Electrical Components & Equipment - 1.00%
AMETEK Inc	2,881	227,945

Electronics - 3.17%
Amphenol Corp, Class A	1,651	155,227
Fortive Corp	2,842	239,297
Garmin Ltd	2,548	178,487
Mettler-Toledo International Inc (a)	248	151,027
		$724,038

Environmental Control - 2.03%
Republic Services Inc	3,248	236,000
Waste Management Inc	2,529	228,520
		$464,520

Food - 4.69%
Campbell Soup Co	5,022	183,956
Hershey Co/The	2,220	226,440
JM Smucker Co/The	1,196	122,721
Kellogg Co	977	68,409
Kraft Heinz Co/The	2,252	124,108
Lamb Weston Holdings Inc	1,196	79,654
McCormick & Co Inc	1,413	186,163
Sysco Corp	1,085	79,476
		$1,070,927

Forest Products & Paper - 0.23%
International Paper Co	1,086	53,377

Gas - 0.33%
Atmos Energy Corp	803	75,410

Hand/Machine Tools - 0.26%
Stanley Black & Decker Inc	407	59,601

Healthcare - Products - 2.72%
IDEXX Laboratories Inc (a)	1,155	288,357
Intuitive Surgical Inc (a)	151	86,674
Zimmer Biomet Holdings Inc	1,869	245,718
		$620,749

Healthcare - Services - 4.99%
Anthem Inc	274	75,090
Cigna Corp	770	160,352
Humana Inc	797	269,800
Laboratory Corp of America Holdings (a)	1,264	219,532
Quest Diagnostics Inc	1,465	158,088
UnitedHealth Group Inc	965	256,729
		$1,139,591

Home Builders - 0.83%
NVR Inc (a)	77	190,252

Household Products - 1.40%
Estee Lauder Cos Inc/The, Class A	1,091	158,544

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Household Products (continued)
Procter & Gamble Co/The	1,922	$159,968
		$318,512

Household Products/Wares - 2.85%
Avery Dennison Corp	547	59,267
Church & Dwight Co Inc	3,067	182,088
Clorox Co/The	1,691	254,343
Kimberly-Clark Corp	1,362	154,778
		$650,476

Insurance - 4.11%
Aflac Inc	4,860	228,760
Arthur J Gallagher & Co	2,183	162,503
Progressive Corp/The	3,758	266,968
Reinsurance Group of America Inc	421	60,860
Torchmark Corp	2,533	219,586
		$938,677

Internet - 3.06%
CDW Corp	2,992	266,049
F5 Networks Inc (a)	1,469	292,948
Facebook Inc, Class A (a)	846	139,133
		$698,130

Lodging - 0.54%
Las Vegas Sands Corp	2,072	122,932
Machinery - Diversified - 3.76%
Cognex Corp	1,203	67,151
Dover Corp	804	71,178
IDEX Corp	1,104	166,329
Nordson Corp	1,125	156,262
Roper Technologies Inc	793	234,895
Xylem Inc	2,023	161,577
		$857,392

Media - 0.28%
Comcast Corp, Class A	1,787	63,278
Miscellaneous Manufacture - 2.03%
3M Co	926	195,117
Eaton Corp PLC	801	69,471
Illinois Tool Works Inc	935	131,947
Parker-Hannifin Corp	362	66,583
		$463,118

Pharmaceuticals - 2.76%
AbbVie Inc	1,303	123,238
Pfizer Inc	5,956	262,481
Zoetis Inc	2,674	244,831
		$630,550

Real Estate - 0.62%
CBRE Group Inc, Class A (a)	3,226	142,267
REITs - 3.38%
American Tower Corp	1,566	227,540
Essex Property Trust Inc	673	166,036
Extra Space Storage Inc	2,565	222,231
Public Storage	775	156,263
		$772,070

See accompanying notes.

Schedule of Investments
Principal Price Setters Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Retail - 3.49%
Domino's Pizza Inc	291	$85,787
Home Depot Inc/The	834	172,763
Lowe's Cos Inc	722	82,900
McDonald's Corp	1,382	231,195
Starbucks Corp	1,133	64,399
Walgreens Boots Alliance Inc	2,191	159,724
		$796,768

Semiconductors - 3.94%
Applied Materials Inc	1,123	43,404
IPG Photonics Corp (a)	262	40,890
KLA-Tencor Corp	570	57,975
Lam Research Corp	786	119,236
Maxim Integrated Products Inc	1,060	59,773
Microchip Technology Inc	726	57,289
Micron Technology Inc (a)	1,325	59,930
NVIDIA Corp	267	75,032
ON Semiconductor Corp (a)	6,309	116,275
Teradyne Inc	1,426	52,733
Texas Instruments Inc	2,013	215,975
		$898,512

Software - 12.39%
Adobe Systems Inc (a)	1,043	281,558
ANSYS Inc (a)	404	75,419
Broadridge Financial Solutions Inc	2,173	286,727
CDK Global Inc	2,196	137,382
Cerner Corp (a)	1,008	64,925
Fidelity National Information Services Inc	2,245	244,862
Fiserv Inc (a)	3,028	249,447
Intuit Inc	1,307	297,212
Jack Henry & Associates Inc	1,861	297,909
MSCI Inc	1,541	273,389
Paychex Inc	3,351	246,801
Red Hat Inc (a)	1,479	201,558
SS&C Technologies Holdings Inc	3,046	173,104
		$2,830,293

Telecommunications - 0.94%
Arista Networks Inc (a)	809	215,081

Transportation - 2.83%
CSX Corp	1,203	89,082
Expeditors International of Washington Inc	995	73,162
FedEx Corp	261	62,846
Kansas City Southern	629	71,253
Norfolk Southern Corp	1,085	195,843
Union Pacific Corp	497	80,927
United Parcel Service Inc, Class B	620	72,385
		$645,498

Water - 0.73%
American Water Works Co Inc	1,902	167,319

TOTAL COMMON STOCKS		$22,729,251
Total Investments		$22,729,251
Other Assets and Liabilities - 0.47%		$106,678

TOTAL NET ASSETS - 100.00%		$22,835,929

(a) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF September 30, 2018 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	29.28%
Technology	18.62%
Industrial	17.18%
Financial	16.79%
Consumer, Cyclical	5.86%
Utilities	5.48%
Communications	4.28%
Basic Materials	2.04%
Other Assets and Liabilities	0.47%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.31%	Shares Held	Value

Advertising - 1.71%
Interpublic Group of Cos Inc/The	5,963	$136,374
Omnicom Group Inc	1,819	123,728
		$260,102

Aerospace & Defense - 2.51%
Boeing Co/The	385	143,182
General Dynamics Corp	331	67,762
Spirit AeroSystems Holdings Inc, Class A	806	73,886
TransDigm Group Inc (a)	256	95,309
		$380,139

Airlines - 2.49%
Alaska Air Group Inc	2,153	148,255
Delta Air Lines Inc	1,366	78,996
Southwest Airlines Co	2,400	149,880
		$377,131

Apparel - 2.25%
Carter's Inc	1,196	117,925
Hanesbrands Inc	7,151	131,793
VF Corp	988	92,329
		$342,047

Auto Manufacturers - 1.22%
Ford Motor Co	13,144	121,582
General Motors Co	1,872	63,030
		$184,612

Auto Parts & Equipment - 2.72%
Allison Transmission Holdings Inc	3,505	182,295
BorgWarner Inc	2,843	121,624
Lear Corp	747	108,315
		$412,234

Banks - 8.93%
Associated Banc-Corp	2,981	77,506
Bank of New York Mellon Corp/The	2,443	124,569
BB&T Corp	1,355	65,772
Capital One Financial Corp	752	71,387
Citigroup Inc	975	69,946
Citizens Financial Group Inc	1,693	65,299
Huntington Bancshares Inc	8,891	132,654
PacWest Bancorp	1,412	67,282
PNC Financial Services Group Inc/The	467	63,601
Popular Inc	3,306	169,432
Regions Financial Corp	7,187	131,881
State Street Corp	694	58,143
Synovus Financial Corp	2,829	129,540
Zions Bancorp	2,537	127,231
		$1,354,243

Biotechnology - 1.93%
Amgen Inc	755	156,504
Gilead Sciences Inc	1,772	136,816
		$293,320

Chemicals - 3.26%
Air Products & Chemicals Inc	458	76,509
Celanese Corp, Series A	730	83,220
Eastman Chemical Co	1,372	131,328
LyondellBasell Industries NV, Class A	1,281	131,315

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Chemicals (continued)
PPG Industries Inc	654	$71,371
		$493,743

Commercial Services - 1.09%
H&R Block Inc	2,908	74,881
Robert Half International Inc	1,290	90,790
		$165,671

Computers - 2.85%
Apple Inc	779	175,852
Cognizant Technology Solutions Corp, Class A	899	69,358
International Business Machines Corp	473	71,522
Seagate Technology PLC	1,378	65,248
Western Digital Corp	851	49,818
		$431,798

Construction Materials - 0.42%
Fortune Brands Home & Security Inc	1,214	63,565
Distribution/Wholesale - 1.78%
Watsco Inc	445	79,254
WW Grainger Inc	533	190,500
		$269,754

Diversified Financial Services - 8.02%
Alliance Data Systems Corp	578	136,500
American Express Co	755	80,400
Discover Financial Services	1,770	135,317
Intercontinental Exchange Inc	1,008	75,489
Invesco Ltd	2,263	51,777
Lazard Ltd, Class A	2,586	124,464
Legg Mason Inc	3,477	108,587
Mastercard Inc, Class A	421	93,719
Nasdaq Inc	1,719	147,490
Navient Corp	10,718	144,479
Synchrony Financial	3,812	118,477
		$1,216,699

Electronics - 1.52%
Allegion PLC	875	79,249
Gentex Corp	3,242	69,573
Honeywell International Inc	488	81,203
		$230,025

Entertainment - 0.65%
Vail Resorts Inc	358	98,242
Food - 1.67%
General Mills Inc	1,456	62,492
Kroger Co/The	2,714	79,005
Tyson Foods Inc, Class A	1,867	111,142
		$252,639

Hand/Machine Tools - 1.05%
Snap-on Inc	871	159,916
Healthcare - Products - 0.71%
Patterson Cos Inc	4,421	108,094
Healthcare - Services - 3.22%
Anthem Inc	313	85,778
Humana Inc	272	92,077
Quest Diagnostics Inc	1,354	146,110

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Services (continued)
UnitedHealth Group Inc	617	$164,147
		$488,112

Home Builders - 0.37%
Toll Brothers Inc	1,679	55,457
Home Furnishings - 0.67%
Whirlpool Corp	859	102,006
Household Products - 0.51%
Estee Lauder Cos Inc/The, Class A	532	77,310
Household Products/Wares - 0.59%
Church & Dwight Co Inc	1,497	88,877
Housewares - 0.87%
Toro Co/The	2,195	131,634
Insurance - 6.25%
Allstate Corp/The	1,505	148,544
American Financial Group Inc	1,253	139,045
Axis Capital Holdings Ltd	1,492	86,103
CNO Financial Group Inc	6,150	130,503
Fidelity National Financial Inc	1,845	72,601
First American Financial Corp	2,405	124,074
MetLife Inc	1,595	74,518
Primerica Inc	1,431	172,507
		$947,895

Internet - 1.12%
CDW Corp	1,904	169,304
Leisure Time - 0.91%
Harley-Davidson Inc	3,058	138,527
Lodging - 0.40%
Wyndham Destinations Inc	1,414	61,311
Machinery - Diversified - 0.80%
Cummins Inc	829	121,092
Media - 2.01%
Comcast Corp, Class A	2,033	71,988
Sirius XM Holdings Inc	11,725	74,102
Walt Disney Co/The	1,352	158,103
		$304,193

Miscellaneous Manufacture - 2.16%
Carlisle Cos Inc	715	87,087
Eaton Corp PLC	912	79,098
Ingersoll-Rand PLC	1,571	160,713
		$326,898

Oil & Gas - 2.30%
Marathon Petroleum Corp	2,179	174,255
Valero Energy Corp	1,538	174,947
		$349,202

Oil & Gas Services - 1.18%
Baker Hughes a GE Co	5,283	178,724
Packaging & Containers - 0.87%
Silgan Holdings Inc	2,588	71,947
WestRock Co	1,119	59,799
		$131,746

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Pharmaceuticals - 4.00%
AbbVie Inc	635	$60,058
Allergan PLC	905	172,384
Cardinal Health Inc	1,064	57,456
CVS Health Corp	2,059	162,085
McKesson Corp	493	65,397
Pfizer Inc	2,027	89,330
		$606,710

Real Estate - 1.17%
Jones Lang LaSalle Inc	458	66,099
Realogy Holdings Corp	5,430	112,075
		$178,174

REITs - 2.11%
American Tower Corp	528	76,718
Extra Space Storage Inc	866	75,030
Host Hotels & Resorts Inc	3,966	83,683
Simon Property Group Inc	480	84,840
		$320,271

Retail - 11.87%
Bed Bath & Beyond Inc	6,465	96,975
Cracker Barrel Old Country Store Inc	484	71,211
Foot Locker Inc	3,023	154,113
Home Depot Inc/The	761	157,641
Kohl's Corp	1,114	83,049
Lowe's Cos Inc	1,557	178,775
Nordstrom Inc	2,703	161,666
Signet Jewelers Ltd	2,775	182,956
Target Corp	1,850	163,188
TJX Cos Inc/The	891	99,810
Tractor Supply Co	2,149	195,301
Walgreens Boots Alliance Inc	1,069	77,930
Williams-Sonoma Inc	2,697	177,247
		$1,799,862

Savings & Loans - 0.84%
Investors Bancorp Inc	10,338	126,847

Semiconductors - 2.31%
Entegris Inc	2,217	64,182
Lam Research Corp	727	110,286
Skyworks Solutions Inc	1,277	115,837
Teradyne Inc	1,622	59,981
		$350,286

Shipbuilding - 0.47%
Huntington Ingalls Industries Inc	281	71,959

Software - 1.69%
Broadridge Financial Solutions Inc	733	96,720
CDK Global Inc	1,072	67,064
MSCI Inc	520	92,253
		$256,037

Telecommunications - 2.69%
Cisco Systems Inc	3,117	151,642
Juniper Networks Inc	2,869	85,984
Motorola Solutions Inc	1,315	171,134
		$408,760

Transportation - 1.15%
Union Pacific Corp	1,068	173,903

See accompanying notes.

Schedule of Investments
Principal Shareholder Yield Index ETF
September 30, 2018 (unaudited)

TOTAL COMMON STOCKS		$15,059,071
Total Investments		$15,059,071
Other Assets and Liabilities - 0.69%		$105,291
TOTAL NET ASSETS - 100.00%		$15,164,362

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.33%
Consumer, Cyclical	26.20%
Consumer, Non-cyclical	13.72%
Industrial	10.94%
Communications	7.53%
Technology	6.85%
Energy	3.48%
Basic Materials	3.26%
Other Assets and Liabilities	0.69%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2018 (unaudited)

	Principal
BONDS - 97.39%	Amount	Value

Banks - 44.18%
Bank of America Corp
(3-month USD LIBOR + 3.90%),
6.10%, 03/17/2025 (a),(b)	$2,200,000	$2,304,500
Bank of New York Mellon Corp/The
(3-month USD LIBOR + 3.42%),
4.95%, 06/20/2020 (a),(b)	1,100,000	1,122,000
BNP Paribas SA
(3-month USD LIBOR + 1.29%),
7.20%, 06/25/2037 (a),(b),(c)	2,200,000	2,315,500
Citigroup Inc
(3-month USD LIBOR + 4.06%),
5.88%, 03/27/2020 (a),(b)	1,100,000	1,128,875
Credit Agricole SA
(3-month USD LIBOR + 6.98%),
8.38%, 10/13/2019 (a),(b),(c)	1,650,000	1,712,494
Dresdner Funding Trust I
8.15%, 06/30/2031 (c)	1,650,000	2,035,687
Goldman Sachs Group Inc/The
(3-month USD LIBOR + 3.92%),
5.38%, 05/10/2020 (a),(b)	1,650,000	1,683,000
HSBC Capital Funding Dollar 1 LP
(3-month USD LIBOR + 4.98%),
10.18%, 06/30/2030 (a),(b)	1,600,000	2,364,992
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),
6.75%, 02/01/2024 (a),(b)	1,100,000	1,200,375
Lloyds Bank PLC
(3-month USD LIBOR + 11.76%),
12.00%, 12/16/2024 (a),(b),(c)	1,650,000	2,017,193
Morgan Stanley
(3-month USD LIBOR + 3.81%),
5.55%, 07/15/2020 (a),(b)	1,100,000	1,129,150
Standard Chartered PLC
(3-month USD LIBOR + 1.46%),
7.01%, 07/30/2037 (a),(b),(c)	2,200,000	2,277,000
US Bancorp
(3-month USD LIBOR + 2.91%),
5.30%, 04/15/2027 (a),(b)	550,000	548,625
Wells Fargo & Co
(3-month USD LIBOR + 3.99%),
5.88%, 06/15/2025 (a),(b)	1,100,000	1,157,079
		$22,996,470

Diversified Financial Services - 4.23%
American Express Co
(3-month USD LIBOR + 3.43%),
5.20%, 11/15/2019 (a),(b)	1,650,000	1,668,562
Charles Schwab Corp/The
(3-month USD LIBOR + 2.58%),
5.00%, 12/01/2027 (a),(b)	550,000	531,438
		$2,200,000

Electric - 3.38%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (a)	1,650,000	1,757,250

Gas - 1.67%
NiSource Inc
(5-year Swap rate + 2.84%)
5.65%, 06/15/2023 (a),(b),(c)	880,000	871,200

See accompanying notes.

	Schedule of Investments
Principal Spectrum Preferred Securities Active ETF
September 30, 2018 (unaudited)

		Principal
BONDS (continued)		Amount	Value

Insurance - 36.84%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (a)		$1,100,000	$1,133,000
American International Group Inc
(3-month USD LIBOR + 2.87%),
5.75%, 04/01/2048 (a)		1,100,000	1,068,375
Catlin Insurance Co Ltd
(3-month USD LIBOR + 2.98%),
5.32%, 01/19/2019 (b)		1,650,000	1,633,500
Dai-ichi Life Insurance Co Ltd/The
(3-month USD LIBOR + 3.68%),
5.10%, 10/28/2024 (a),(b),(c)		2,200,000	2,231,262
Legal & General Group PLC
(5-year Swap rate + 3.69%),
5.25%, 03/21/2047 (a)		2,200,000	2,087,228
Lincoln National Corp
(3-month USD LIBOR + 2.04%),
4.39%, 04/20/2067		1,100,000	1,010,735
Meiji Yasuda Life Insurance Co
(5-year Swap rate + 4.23%),
5.20%, 10/20/2045 (a),(c)		1,100,000	1,115,125
MetLife Inc
9.25%, 04/08/2038 (c)		1,635,000	2,199,075
Progressive Corp/The
(3-month USD LIBOR + 2.54%),
5.38%, 03/15/2023 (a),(b)		1,650,000	1,645,875
Prudential Financial Inc
(3-month USD LIBOR + 3.92%),
5.63%, 06/15/2043 (a)		1,650,000	1,720,125
QBE Insurance Group Ltd
(10-year Swap rate + 4.40%),
5.88%, 06/17/2046 (a)		1,100,000	1,096,720
Voya Financial Inc
(UST +3.36%)
6.13%, 09/15/2023 (a),(b)		2,200,000	2,235,750
			$19,176,770

Pipelines - 7.09%
Enbridge Inc
(3-month USD LIBOR + 3.89%),
6.00%, 01/15/2077 (a)		1,650,000	1,585,390
Enterprise Products Operating LLC
(3-month USD LIBOR + 3.03%),
5.25%, 08/16/2077 (a)		1,100,000	1,025,080
Transcanada Trust
(3-month USD LIBOR + 3.53%),
5.63%, 05/20/2075 (a)		1,100,000	1,078,000
			$3,688,470
TOTAL BONDS			$50,690,160

Total Investments			$50,690,160
Other Assets and Liabilities - 2.61%			$1,357,800

TOTAL NET ASSETS - 100%			$52,047,960

(a)	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate and may convert to a variable rate or floating rate in the future.
(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,774,536 or 32.23% of net assets.

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

September 30, 2018 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Financial	85.25%
Energy	7.09%
Utilities	5.05%
Other Assets and Liabilities	2.61%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.59%	Shares Held	Value

Aerospace & Defense - 6.12%
Boeing Co/The	134	$49,834
Curtiss-Wright Corp	326	44,799
Harris Corp	274	46,363
HEICO Corp	636	58,900
Lockheed Martin Corp	85	29,407
Northrop Grumman Corp	126	39,989
Raytheon Co	204	42,159
Teledyne Technologies Inc (a)	236	58,216
		$369,667

Apparel - 2.77%
Columbia Sportswear Co	377	35,087
PVH Corp	291	42,021
Ralph Lauren Corp	394	54,195
VF Corp	387	36,165
		$167,468

Banks - 1.65%
Comerica Inc	459	41,402
JPMorgan Chase & Co	262	29,564
Regions Financial Corp	1,550	28,442
		$99,408

Beverages - 1.13%
Brown-Forman Corp, Class B	810	40,946
Constellation Brands Inc, Class A	126	27,168
		$68,114

Chemicals - 1.21%
Eastman Chemical Co	416	39,819
Westlake Chemical Corp	398	33,078
		$72,897

Commercial Services - 11.77%
ASGN Inc (a)	537	42,385
Bright Horizons Family Solutions Inc (a)	443	52,203
Cimpress NV (a)	285	38,934
Cintas Corp	169	33,430
CoStar Group Inc (a)	122	51,343
FleetCor Technologies Inc (a)	143	32,581
Grand Canyon Education Inc (a)	274	30,907
Moody's Corp	273	45,646
S&P Global Inc	230	44,940
Square Inc (a)	897	88,812
Total System Services Inc	510	50,357
United Rentals Inc (a)	255	41,718
Verisk Analytics Inc (a)	423	50,993
Weight Watchers International Inc (a)	691	49,745
WEX Inc (a)	282	56,614
		$710,608

Computers - 4.41%
Cognizant Technology Solutions Corp, Class A	358	27,620
DXC Technology Co	331	30,955
EPAM Systems Inc (a)	252	34,700
Fortinet Inc (a)	822	75,846
NetApp Inc	716	61,497
Seagate Technology PLC	753	35,655
		$266,273

Distribution/Wholesale - 1.85%
KAR Auction Services Inc	532	31,755

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Distribution/Wholesale (continued)
Watsco Inc	243	$43,278
WW Grainger Inc	102	36,456
		$111,489

Diversified Financial Services - 8.41%
BlackRock Inc	81	38,178
CME Group Inc	272	46,297
Credit Acceptance Corp (a)	133	58,263
E*TRADE Financial Corp (a)	797	41,755
Interactive Brokers Group Inc, Class A	655	36,228
LPL Financial Holdings Inc	721	46,512
Mastercard Inc, Class A	251	55,875
Nasdaq Inc	332	28,486
SEI Investments Co	590	36,049
T Rowe Price Group Inc	408	44,545
TD Ameritrade Holding Corp	746	39,411
Visa Inc, Class A	241	36,172
		$507,771

Electric - 0.49%
NextEra Energy Inc	176	29,498

Electrical Components & Equipment - 0.76%
AMETEK Inc	579	45,810

Electronics - 2.70%
FLIR Systems Inc	883	54,278
Keysight Technologies Inc (a)	841	55,741
National Instruments Corp	570	27,548
TE Connectivity Ltd	289	25,412
		$162,979

Energy-Alternate Sources - 0.32%
First Solar Inc (a)	404	19,562

Entertainment - 0.54%
Churchill Downs Inc	117	32,491

Food - 0.83%
Lamb Weston Holdings Inc	756	50,350

Healthcare - Products - 5.37%
Abbott Laboratories	481	35,286
ABIOMED Inc (a)	152	68,362
Bio-Techne Corp	292	59,600
Cantel Medical Corp	258	23,752
ICU Medical Inc (a)	175	49,481
Insulet Corp (a)	508	53,823
ResMed Inc	292	33,679
		$323,983

Healthcare - Services - 1.50%
Chemed Corp	161	51,452
Encompass Health Corp	502	39,131
		$90,583

Household Products - 0.71%
Estee Lauder Cos Inc/The, Class A	295	42,869

Insurance - 2.51%
Fidelity National Financial Inc	720	28,332
First American Financial Corp	491	25,331
Hanover Insurance Group Inc/The	374	46,140

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Insurance (continued)
Progressive Corp/The	725	$51,504
		$151,307

Internet - 7.57%
Amazon.com Inc (a)	30	60,090
GoDaddy Inc (a)	717	59,791
GrubHub Inc (a)	435	60,300
IAC/InterActiveCorp (a)	283	61,332
Netflix Inc (a)	150	56,119
Palo Alto Networks Inc (a)	243	54,738
VeriSign Inc (a)	243	38,909
Zendesk Inc (a)	920	65,320
		$456,599

Lodging - 2.46%
Choice Hotels International Inc	360	29,988
Hilton Worldwide Holdings Inc	366	29,566
Hyatt Hotels Corp, Class A	577	45,923
Marriott International Inc, Class A	324	42,778
		$148,255

Machinery - Construction & Mining - 0.47%
BWX Technologies Inc	454	28,393
Machinery - Diversified - 2.50%
Deere & Co	186	27,961
IDEX Corp	310	46,705
Roper Technologies Inc	103	30,510
Xylem Inc	574	45,845
		$151,021

Oil & Gas - 3.59%
Continental Resources Inc (a)	747	51,005
HollyFrontier Corp	904	63,190
Marathon Petroleum Corp	602	48,142
Valero Energy Corp	476	54,145
		$216,482

Pharmaceuticals - 3.63%
Herbalife Nutrition Ltd (a)	902	49,204
Nektar Therapeutics (a)	416	25,360
Sarepta Therapeutics Inc (a)	594	95,937
Zoetis Inc	529	48,435
		$218,936

Real Estate - 1.29%
CBRE Group Inc, Class A (a)	935	41,233
Jones Lang LaSalle Inc	253	36,513
		$77,746

REITs - 1.23%
Rayonier Inc	1,253	42,364
Ryman Hospitality Properties Inc	370	31,883
		$74,247

Retail - 2.15%
Burlington Stores Inc (a)	216	35,191
Copart Inc (a)	867	44,676
Kohl's Corp	672	50,098
		$129,965

See accompanying notes.

Schedule of Investments
Principal Sustainable Momentum Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value

Semiconductors - 1.95%
Intel Corp		846	$40,007
IPG Photonics Corp (a)		124	19,353
Micron Technology Inc (a)		551	24,922
ON Semiconductor Corp (a)		1,805	33,266
			$117,548

Software - 13.89%
2U Inc (a)		524	39,400
Adobe Systems Inc (a)		205	55,340
ANSYS Inc (a)		183	34,162
Aspen Technology Inc (a)		558	63,562
Broadridge Financial Solutions Inc		403	53,176
Intuit Inc		254	57,760
Jack Henry & Associates Inc		239	38,259
Microsoft Corp		316	36,141
MSCI Inc		296	52,513
Paycom Software Inc (a)		411	63,874
PTC Inc (a)		564	59,891
RealPage Inc (a)		558	36,772
Red Hat Inc (a)		296	40,339
salesforce.com Inc (a)		248	39,439
ServiceNow Inc (a)		267	52,233
Splunk Inc (a)		292	35,306
SS&C Technologies Holdings Inc		821	46,657
Tyler Technologies Inc (a)		136	33,328
			$838,152

Telecommunications - 1.42%
Cisco Systems Inc		1,027	49,964
Motorola Solutions Inc		273	35,528
			$85,492

Transportation - 2.39%
CH Robinson Worldwide Inc		469	45,924
Old Dominion Freight Line Inc		301	48,539
XPO Logistics Inc (a)		434	49,550
			$144,013
TOTAL COMMON STOCKS			$6,009,976
Total Investments			$6,009,976
Other Assets and Liabilities - 0.41%			$24,781

TOTAL NET ASSETS - 100.00%			$6,034,757

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	24.95%
Technology	20.25%
Financial	15.09%
Industrial	14.94%
Consumer, Cyclical	9.77%
Communications	8.98%
Energy	3.91%
Basic Materials	1.21%
Utilities	0.49%
Other Assets and Liabilities	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.31%	Shares Held	Value

Aerospace & Defense - 2.73%
Boeing Co/The	37,749	$14,038,853
United Technologies Corp	211,941	29,631,471
		$43,670,324

Agriculture - 2.98%
Altria Group Inc	427,901	25,806,709
Philip Morris International Inc	268,357	21,881,830
		$47,688,539

Banks - 8.22%
Bank of America Corp	888,837	26,185,138
Citigroup Inc	395,005	28,337,659
JPMorgan Chase & Co	242,620	27,377,241
Morgan Stanley	494,219	23,015,779
Wells Fargo & Co	509,097	26,758,138
		$131,673,955

Beverages - 5.37%
Coca-Cola Co/The	948,098	43,792,646
PepsiCo Inc	377,186	42,169,395
		$85,962,041

Biotechnology - 2.02%
Amgen Inc	156,406	32,421,400
Chemicals - 1.68%
DowDuPont Inc	418,684	26,925,568
Computers - 5.95%
Apple Inc	305,922	69,058,832
International Business Machines Corp	173,829	26,284,683
		$95,343,515

Diversified Financial Services - 4.22%
Mastercard Inc, Class A	153,084	34,078,029
Visa Inc, Class A	223,052	33,477,875
		$67,555,904

Electronics - 2.96%
Honeywell International Inc	284,897	47,406,861
Healthcare - Products - 5.19%
Abbott Laboratories	445,229	32,662,000
Medtronic PLC	513,333	50,496,567
		$83,158,567

Healthcare - Services - 2.07%
UnitedHealth Group Inc	124,718	33,179,977
Household Products - 2.70%
Procter & Gamble Co/The	519,329	43,223,753
Insurance - 1.79%
Berkshire Hathaway Inc, Class B (a)	133,730	28,632,930
Internet - 8.97%
Alphabet Inc, Class A (a)	25,849	31,201,811
Amazon.com Inc (a)	29,166	58,419,498
Booking Holdings Inc (a)	12,887	25,567,808
Facebook Inc, Class A (a)	77,584	12,759,464
Netflix Inc (a)	42,029	15,724,310
		$143,672,891

See accompanying notes.

Schedule of Investments
Principal U.S. Mega-Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Media - 3.66%
Comcast Corp, Class A	780,521	$27,638,249
Walt Disney Co/The	265,531	31,051,195
		$58,689,444

Miscellaneous Manufacture - 2.25%
3M Co	121,550	25,611,801
General Electric Co	919,336	10,379,303
		$35,991,104

Oil & Gas - 3.69%
Chevron Corp	233,983	28,611,441
Exxon Mobil Corp	357,588	30,402,132
		$59,013,573

Pharmaceuticals - 9.63%
AbbVie Inc	130,895	12,380,049
Bristol-Myers Squibb Co	421,668	26,177,150
Johnson & Johnson	208,055	28,746,959
Merck & Co Inc	755,944	53,626,667
Pfizer Inc	755,649	33,301,452
		$154,232,277

Retail - 6.44%
Home Depot Inc/The	149,620	30,993,783
McDonald's Corp	263,316	44,050,134
Walmart Inc	299,819	28,156,002
		$103,199,919

Semiconductors - 2.44%
Intel Corp	237,993	11,254,689
NVIDIA Corp	53,466	15,025,015
Texas Instruments Inc	119,351	12,805,169
		$39,084,873

Software - 5.15%
Adobe Systems Inc (a)	57,377	15,488,921
Microsoft Corp	464,121	53,081,519
Oracle Corp	270,817	13,963,324
		$82,533,764

Telecommunications - 7.18%
AT&T Inc	1,155,009	38,785,202
Cisco Systems Inc	621,774	30,249,305
Verizon Communications Inc	861,029	45,970,339
		$115,004,846

Transportation - 2.02%
Union Pacific Corp	198,411	32,307,263

TOTAL COMMON STOCKS		$1,590,573,288
Total Investments		$1,590,573,288
Other Assets and Liabilities - 0.69%		$11,081,369
TOTAL NET ASSETS - 100.00%		$1,601,654,657

(a) Non-income producing security

See accompanying notes.

     Schedule of Investments Principal U.S. Mega-Cap Multi-Factor Index ETF

September 30, 2018 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	29.96%
Communications	19.82%
Financial	14.23%
Technology	13.55%
Industrial	9.95%
Consumer, Cyclical	6.44%
Energy	3.68%
Basic Materials	1.68%
Other Assets and Liabilities	0.69%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS - 99.45%	Shares Held	Value

Aerospace & Defense - 0.97%
Aerovironment Inc (a)	13,453	$1,509,023
Kaman Corp	13,102	874,952
MSA Safety Inc	11,689	1,244,177
		$3,628,152

Agriculture - 0.09%
Phibro Animal Health Corp, Class A	4,233	181,596
Turning Point Brands Inc	3,476	144,115
		$325,711

Airlines - 0.28%
Allegiant Travel Co	4,383	555,764
SkyWest Inc	8,343	491,403
		$1,047,167

Apparel - 0.58%
Oxford Industries Inc	6,821	615,254
Steven Madden Ltd	29,246	1,547,114
		$2,162,368

Auto Manufacturers - 0.03%
Blue Bird Corp (a)	4,654	114,023

Auto Parts & Equipment - 0.24%
Cooper-Standard Holdings Inc (a)	6,175	740,877
Douglas Dynamics Inc	3,816	167,522
		$908,399

Banks - 8.91%
Ameris Bancorp	22,382	1,022,857
BancFirst Corp	5,215	312,639
Banner Corp	24,302	1,510,855
Blue Hills Bancorp Inc	8,632	208,031
Camden National Corp	3,179	138,096
Carolina Financial Corp	8,386	316,320
Cathay General Bancorp	35,964	1,490,348
CenterState Bank Corp	88,809	2,491,092
City Holding Co	5,605	430,464
ConnectOne Bancorp Inc	11,579	275,001
Enterprise Financial Services Corp	15,369	815,325
Equity Bancshares Inc, Class A (a)	9,857	386,986
FB Financial Corp	9,677	379,145
FCB Financial Holdings Inc, Class A (a)	19,351	917,237
First Commonwealth Financial Corp	56,273	908,246
First Financial Bankshares Inc	21,019	1,242,223
First Foundation Inc (a)	17,390	271,632
First Merchants Corp	16,135	725,914
First Midwest Bancorp Inc	52,997	1,409,190
Great Western Bancorp Inc	22,253	938,854
Green Bancorp Inc	23,108	510,687
Hanmi Financial Corp	19,329	481,292
Heartland Financial USA Inc	16,091	934,083
Heritage Commerce Corp	16,056	239,556
Heritage Financial Corp	18,828	661,804
Horizon Bancorp	13,445	265,539
Independent Bank Corp	6,994	577,704
Independent Bank Group Inc	11,251	745,941
Lakeland Bancorp Inc	11,006	198,658
Lakeland Financial Corp	10,650	495,012
LegacyTexas Financial Group Inc	22,102	941,545
Live Oak Bancshares Inc	8,476	227,157
Luther Burbank Corp	15,370	167,226
National Commerce Corp (a)	5,709	235,782

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Banks (continued)
Nicolet Bankshares Inc (a)	2,436	$132,786
Old Line Bancshares Inc	5,350	169,274
Old Second Bancorp Inc	8,718	134,693
Opus Bank	20,154	552,220
Peoples Bancorp Inc	4,921	172,383
Preferred Bank	8,501	497,309
S&T Bancorp Inc	10,191	441,882
Seacoast Banking Corp of Florida (a)	40,591	1,185,257
ServisFirst Bancshares Inc	12,720	497,988
Southside Bancshares Inc	18,196	633,221
TCF Financial Corp	103,309	2,459,787
Triumph Bancorp Inc (a)	11,070	422,874
United Community Banks Inc	43,757	1,220,383
Veritex Holdings Inc (a)	11,900	336,294
Walker & Dunlop Inc	19,132	1,011,700
WesBanco Inc	12,715	566,835
		$33,307,327

Beverages - 0.60%
Boston Beer Co Inc/The, Class A (a)	6,121	1,759,787
MGP Ingredients Inc	6,119	483,279
		$2,243,066

Biotechnology - 4.07%
Abeona Therapeutics Inc (a)	20,585	263,488
Adverum Biotechnologies Inc (a)	31,686	191,700
Amicus Therapeutics Inc (a)	94,533	1,142,904
Arrowhead Pharmaceuticals Inc (a)	30,645	587,465
Assembly Biosciences Inc (a)	5,426	201,522
ChemoCentryx Inc (a)	3,859	48,778
CRISPR Therapeutics AG (a)	17,116	759,095
Cymabay Therapeutics Inc (a)	24,630	272,900
CytomX Therapeutics Inc (a)	12,549	232,156
Emergent BioSolutions Inc (a)	19,255	1,267,557
Halozyme Therapeutics Inc (a)	41,277	750,003
ImmunoGen Inc (a)	65,574	620,986
Innoviva Inc (a)	38,495	586,664
Ligand Pharmaceuticals Inc (a)	14,240	3,908,737
Myriad Genetics Inc (a)	30,008	1,380,368
Palatin Technologies Inc (a)	35,754	35,665
PDL BioPharma Inc (a)	44,304	116,519
Pieris Pharmaceuticals Inc (a)	24,858	139,205
PTC Therapeutics Inc (a)	24,926	1,171,522
Retrophin Inc (a)	13,377	384,321
Sangamo Therapeutics Inc (a)	50,584	857,399
Vericel Corp (a)	13,641	193,020
XOMA Corp (a)	5,385	94,614
		$15,206,588

Chemicals - 2.03%
American Vanguard Corp	6,071	109,278
Balchem Corp	10,578	1,185,688
Ferro Corp (a)	29,935	695,091
Ingevity Corp (a)	13,999	1,426,218
KMG Chemicals Inc	8,545	645,660
Kraton Corp (a)	12,552	591,827
PolyOne Corp	33,709	1,473,757
PQ Group Holdings Inc (a)	16,205	283,101
Rayonier Advanced Materials Inc	36,204	667,240
Stepan Co	5,785	503,353
		$7,581,213

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Coal - 0.72%
Arch Coal Inc, Class A	19,839	$1,773,607
Warrior Met Coal Inc	34,078	921,469
		$2,695,076

Commercial Services - 7.10%
Aaron's Inc	20,561	1,119,752
Adtalem Global Education Inc (a)	18,548	894,014
Alarm.com Holdings Inc (a)	27,728	1,591,587
AMN Healthcare Services Inc (a)	30,728	1,680,822
Avis Budget Group Inc (a)	39,072	1,255,774
Barrett Business Services Inc	2,143	143,109
CAI International Inc (a)	10,789	246,744
Cambium Learning Group Inc (a)	1,684	19,939
Care.com Inc (a)	7,584	167,682
Carriage Services Inc	5,374	115,810
CBIZ Inc (a)	10,520	249,324
CorVel Corp (a)	1,626	97,966
CRA International Inc	2,037	102,298
Deluxe Corp	20,409	1,162,088
Ennis Inc	5,128	104,868
EVERTEC Inc	58,500	1,409,850
Forrester Research Inc	3,808	174,787
FTI Consulting Inc (a)	14,734	1,078,381
Green Dot Corp, Class A (a)	22,762	2,021,721
Hackett Group Inc/The	6,998	141,010
HealthEquity Inc (a)	33,386	3,151,972
Herc Holdings Inc (a)	4,859	248,781
HMS Holdings Corp (a)	33,701	1,105,730
ICF International Inc	6,208	468,394
Insperity Inc	9,497	1,120,171
Korn	16,896	831,959
McGrath RentCorp	6,438	350,678
Medifast Inc	2,669	591,317
Nutrisystem Inc	39,480	1,462,734
Paylocity Holding Corp (a)	12,324	989,864
Sotheby's (a)	9,896	486,784
Strategic Education Inc	3,695	506,326
TriNet Group Inc (a)	15,277	860,401
Vectrus Inc (a)	1,767	55,113
Viad Corp	9,358	554,461
		$26,562,211

Computers - 2.47%
CACI International Inc, Class A (a)	9,856	1,814,982
Convergys Corp	67,972	1,613,655
ExlService Holdings Inc (a)	11,198	741,308
Qualys Inc (a)	15,757	1,403,949
Science Applications International Corp	14,603	1,177,002
Syntel Inc (a)	19,391	794,643
Varonis Systems Inc (a)	15,056	1,102,852
Virtusa Corp (a)	11,267	605,150
		$9,253,541

Construction Materials - 2.77%
Armstrong World Industries Inc (a)	33,854	2,356,239
Boise Cascade Co	31,414	1,156,035
Builders FirstSource Inc (a)	58,838	863,742
Continental Building Products Inc (a)	11,193	420,297
Patrick Industries Inc (a)	10,354	612,957
PGT Innovations Inc (a)	17,264	372,902
Simpson Manufacturing Co Inc	23,582	1,708,752
Summit Materials Inc, Class A (a)	62,824	1,142,140

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Construction Materials (continued)
Trex Co Inc (a)	22,337	$1,719,502
		$10,352,566

Distribution/Wholesale - 0.35%
SiteOne Landscape Supply Inc (a)	7,280	548,475
Systemax Inc	4,960	163,383
Triton International Ltd	17,730	589,877
		$1,301,735

Diversified Financial Services - 4.01%
Artisan Partners Asset Management Inc, Class A	32,232	1,044,317
Cohen & Steers Inc	28,225	1,146,217
Diamond Hill Investment Group Inc	881	145,709
Encore Capital Group Inc (a)	16,075	576,289
Enova International Inc (a)	18,349	528,451
Federal Agricultural Mortgage Corp, Class C	2,383	172,005
Federated Investors Inc, Class B	69,943	1,687,025
Hamilton Lane Inc, Class A	10,987	486,504
Houlihan Lokey Inc	26,329	1,182,962
Legg Mason Inc	57,239	1,787,574
Moelis & Co, Class A	40,404	2,214,139
PennyMac Financial Services Inc, Class A	16,268	340,001
Piper Jaffray Cos	8,170	623,780
PJT Partners Inc, Class A	10,379	543,341
Regional Management Corp (a)	3,117	89,863
Waddell & Reed Financial Inc, Class A	105,266	2,229,534
Westwood Holdings Group Inc	3,488	180,469
		$14,978,180

Electric - 1.71%
ALLETE Inc	32,629	2,447,501
Ameresco Inc, Class A (a)	2,530	34,535
Black Hills Corp	43,403	2,521,280
El Paso Electric Co	24,670	1,411,124
		$6,414,440

Electrical Components & Equipment - 0.85%
Encore Wire Corp	3,267	163,677
Energizer Holdings Inc	26,041	1,527,305
Generac Holdings Inc (a)	26,079	1,471,116
		$3,162,098

Electronics - 1.47%
Badger Meter Inc	8,557	453,093
Brady Corp, Class A	14,105	617,094
Control4 Corp (a)	25,681	881,629
Electro Scientific Industries Inc (a)	26,496	462,355
KEMET Corp (a)	48,484	899,378
Rogers Corp (a)	8,202	1,208,319
Stoneridge Inc (a)	6,219	184,829
Vishay Precision Group Inc (a)	2,739	102,438
Watts Water Technologies Inc, Class A	8,299	688,817
		$5,497,952

Energy-Alternate Sources - 0.32%
Pattern Energy Group Inc, Class A	53,163	1,056,349
TPI Composites Inc (a)	5,560	158,738
		$1,215,087

Engineering & Construction - 0.88%
Exponent Inc	12,263	657,297
KBR Inc	77,869	1,645,372

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Engineering & Construction (continued)
NV5 Global Inc (a)	2,005	$173,833
TopBuild Corp (a)	13,255	753,149
VSE Corp	1,378	45,653
		$3,275,304

Entertainment - 0.65%
Eldorado Resorts Inc (a)	17,674	858,956
International Speedway Corp, Class A	3,855	168,849
Penn National Gaming Inc (a)	41,011	1,350,082
RCI Hospitality Holdings Inc	1,382	40,921
		$2,418,808

Environmental Control - 0.32%
Advanced Emissions Solutions Inc	4,808	57,503
Heritage-Crystal Clean Inc (a)	3,023	64,541
Tetra Tech Inc	15,846	1,082,282
		$1,204,326

Food - 0.46%
Calavo Growers Inc	12,827	1,239,088
Chefs' Warehouse Inc/The (a)	3,440	125,044
John B Sanfilippo & Son Inc	4,988	356,044
		$1,720,176

Forest Products & Paper - 0.32%
Neenah Inc	8,208	708,350
Schweitzer-Mauduit International Inc	12,986	497,494
		$1,205,844

Gas - 0.44%
Chesapeake Utilities Corp	4,871	408,677
Southwest Gas Holdings Inc	15,845	1,252,230
		$1,660,907

Hand/Machine Tools - 0.08%
Franklin Electric Co Inc	6,474	305,896

Healthcare - Products - 6.85%
AngioDynamics Inc (a)	15,175	329,905
Atrion Corp	288	200,102
Avanos Medical Inc (a)	26,407	1,808,880
AxoGen Inc (a)	8,331	306,997
Cardiovascular Systems Inc (a)	13,342	522,206
CareDx Inc (a)	5,639	162,685
CONMED Corp	10,267	813,352
Cutera Inc (a)	7,244	235,792
Globus Medical Inc, Class A (a)	39,048	2,216,364
Haemonetics Corp (a)	23,245	2,663,412
Inogen Inc (a)	7,455	1,819,915
Integer Holdings Corp (a)	6,899	572,272
Intersect ENT Inc (a)	14,224	408,940
Invacare Corp	20,757	302,014
iRhythm Technologies Inc (a)	12,698	1,201,993
Lantheus Holdings Inc (a)	11,145	166,618
LeMaitre Vascular Inc	9,071	351,411
Luminex Corp	20,008	606,442
Meridian Bioscience Inc	16,745	249,501
Merit Medical Systems Inc (a)	20,097	1,234,961
Nevro Corp (a)	12,615	719,055
Novocure Ltd (a)	33,437	1,752,099
Orthofix Medical Inc (a)	8,756	506,184
Patterson Cos Inc	101,772	2,488,325
Penumbra Inc (a)	12,103	1,811,819

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Healthcare - Products (continued)
Quidel Corp (a)	16,305	$1,062,597
STAAR Surgical Co (a)	5,765	276,720
Surmodics Inc (a)	1,306	97,493
Tactile Systems Technology Inc (a)	9,118	647,834
Utah Medical Products Inc	857	80,729
		$25,616,617

Healthcare - Services - 2.30%
Addus HomeCare Corp (a)	1,154	80,953
Amedisys Inc (a)	15,163	1,894,768
Ensign Group Inc/The	12,999	492,922
Magellan Health Inc (a)	8,090	582,884
Medpace Holdings Inc (a)	8,174	489,704
National HealthCare Corp	2,015	151,871
Providence Service Corp/The (a)	2,271	152,793
Quorum Health Corp (a)	4,973	29,142
R1 RCM Inc (a)	7,529	76,495
RadNet Inc (a)	9,440	142,072
Select Medical Holdings Corp (a)	31,128	572,755
Surgery Partners Inc (a)	10,240	168,960
Teladoc Health Inc (a)	37,177	3,210,234
Triple-S Management Corp, Class B (a)	6,384	120,594
US Physical Therapy Inc	3,606	427,672
		$8,593,819

Home Builders - 1.40%
Cavco Industries Inc (a)	1,546	391,138
KB Home	81,731	1,954,188
LGI Homes Inc (a)	12,985	616,008
TRI Pointe Group Inc (a)	89,914	1,114,934
Winnebago Industries Inc	34,487	1,143,244
		$5,219,512

Home Furnishings - 0.32%
Sleep Number Corp (a)	32,396	1,191,525

Household Products/Wares - 0.34%
ACCO Brands Corp	19,916	225,051
Central Garden & Pet Co, Class A (a)	9,889	327,721
WD-40 Co	4,130	710,773
		$1,263,545

Insurance - 2.26%
American Equity Investment Life Holding Co	43,613	1,542,156
FBL Financial Group Inc, Class A	1,735	130,559
Health Insurance Innovations Inc, Class A (a)	15,092	930,422
Horace Mann Educators Corp	12,551	563,540
Kemper Corp	21,027	1,691,622
Kinsale Capital Group Inc	6,470	413,174
NMI Holdings Inc, Class A (a)	42,291	957,891
Selective Insurance Group Inc	16,914	1,074,039
Trupanion Inc (a)	7,116	254,255
Universal Insurance Holdings Inc	18,057	876,667
		$8,434,325

Internet - 4.27%
Blucora Inc (a)	23,189	933,357
Cogent Communications Holdings Inc	21,258	1,186,197
Etsy Inc (a)	36,959	1,898,954
HealthStream Inc	6,625	205,441
Match Group Inc (a)	52,448	3,037,264
New Media Investment Group Inc	10,348	162,360
NIC Inc	32,790	485,292

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Internet (continued)
Perficient Inc (a)	15,120	$402,948
RingCentral Inc, Class A (a)	28,466	2,648,761
Shutterfly Inc (a)	14,888	980,970
Stamps.com Inc (a)	8,390	1,897,818
TechTarget Inc (a)	5,249	101,936
Web.com Group Inc (a)	14,207	396,375
Yelp Inc (a)	33,305	1,638,606
		$15,976,279

Investment Companies - 0.39%
B. Riley Financial Inc	3,785	85,730
BBX Capital Corp	25,209	187,051
Corporate Capital Trust Inc	64,309	981,356
Newtek Business Services Corp	9,997	209,337
		$1,463,474

Leisure Products & Services - 0.64%
Acushnet Holdings Corp	12,927	354,588
Callaway Golf Co	52,553	1,276,512
Johnson Outdoors Inc, Class A	1,165	108,333
Malibu Boats Inc, Class A (a)	7,906	432,616
MCBC Holdings Inc (a)	6,003	215,388
		$2,387,437

Leisure Time - 0.38%
Planet Fitness Inc, Class A (a)	25,990	1,404,240

Lodging - 0.04%
Monarch Casino & Resort Inc (a)	3,227	146,667

Machinery - Diversified - 1.10%
Alamo Group Inc	3,799	348,026
Altra Industrial Motion Corp	10,868	448,849
Applied Industrial Technologies Inc	17,056	1,334,632
Chart Industries Inc (a)	7,670	600,791
Hurco Cos Inc	1,105	49,836
Ichor Holdings Ltd (a)	44,486	908,404
Kadant Inc	3,844	414,575
		$4,105,113

Media - 1.65%
John Wiley & Sons Inc, Class A	12,874	780,164
Meredith Corp	18,961	967,959
New York Times Co/The Class A	55,834	1,292,557
World Wrestling Entertainment Inc, Class A	32,230	3,117,608
		$6,158,288

Metal Fabrication & Hardware - 0.84%
Advanced Drainage Systems Inc	11,649	359,954
RBC Bearings Inc (a)	4,354	654,667
Rexnord Corp (a)	45,574	1,403,679
Sun Hydraulics Corp	12,970	710,497
		$3,128,797

Mining - 0.29%
Kaiser Aluminum Corp	10,033	1,094,199

Miscellaneous Manufacture - 1.78%
Chase Corp	1,047	125,797
Federal Signal Corp	14,022	375,509
Harsco Corp (a)	15,029	429,078
Hillenbrand Inc	10,397	543,763
John Bean Technologies Corp	7,897	942,112

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Miscellaneous Manufacture (continued)
Myers Industries Inc	3,882	$90,257
Proto Labs Inc (a)	9,340	1,510,745
Raven Industries Inc	5,607	256,520
Standex International Corp	3,172	330,681
Trinseo SA	26,340	2,062,422
		$6,666,884

Office & Business Equipment - 0.18%
Pitney Bowes Inc	95,716	677,669

Office Furnishings - 0.34%
Herman Miller Inc	20,044	769,690
Interface Inc	22,032	514,447
		$1,284,137

Oil & Gas - 4.63%
Abraxas Petroleum Corp (a)	28,562	66,549
Callon Petroleum Co (a)	115,207	1,381,332
Clearway Energy Inc	68,094	1,310,810
CVR Energy Inc	18,332	737,313
Delek US Holdings Inc	39,794	1,688,459
Denbury Resources Inc (a)	129,552	803,222
Diamond Offshore Drilling Inc (a)	49,590	991,800
Gulfport Energy Corp (a)	108,911	1,133,764
Mammoth Energy Services Inc	3,112	90,559
Matador Resources Co (a)	39,496	1,305,343
Par Pacific Holdings Inc (a)	8,542	174,257
PBF Energy Inc, Class A	69,375	3,462,506
Ring Energy Inc (a)	22,244	220,438
SilverBow Resources Inc (a)	1,360	36,271
Southwestern Energy Co (a)	489,081	2,499,204
SRC Energy Inc (a)	88,714	788,668
Unit Corp (a)	10,253	267,193
W&T Offshore Inc (a)	37,422	360,748
		$17,318,436

Oil & Gas Services - 0.48%
Archrock Inc	30,157	367,915
ION Geophysical Corp (a)	3,299	51,299
Oceaneering International Inc	43,158	1,191,161
SEACOR Holdings Inc (a)	3,767	186,128
		$1,796,503

Pharmaceuticals - 2.28%
Anika Therapeutics Inc (a)	4,324	182,386
Antares Pharma Inc (a)	34,735	116,710
Concert Pharmaceuticals Inc (a)	9,386	139,288
Corcept Therapeutics Inc (a)	51,166	717,347
Durect Corp (a)	15,082	16,590
Enanta Pharmaceuticals Inc (a)	6,614	565,233
Madrigal Pharmaceuticals Inc (a)	6,010	1,286,921
Momenta Pharmaceuticals Inc (a)	20,081	528,130
MyoKardia Inc (a)	12,797	834,364
Neogen Corp (a)	11,639	832,538
Owens & Minor Inc	62,014	1,024,471
Sorrento Therapeutics Inc (a)	63,049	277,416
Supernus Pharmaceuticals Inc (a)	23,029	1,159,510
USANA Health Sciences Inc (a)	6,941	836,738
		$8,517,642

Pipelines - 0.20%
SemGroup Corp, Class A	33,256	733,295

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Real Estate - 0.72%
Consolidated-Tomoka Land Co	1,751	$109,052
FRP Holdings Inc (a)	1,848	114,761
Marcus & Millichap Inc (a)	12,100	419,991
Realogy Holdings Corp	85,488	1,764,472
RMR Group Inc/The, Class A	2,971	275,709
		$2,683,985

REITs - 4.53%
AG Mortgage Investment Trust Inc	18,350	333,603
Alexander's Inc	1,115	382,780
Apollo Commercial Real Estate Finance Inc	131,085	2,473,574
Arbor Realty Trust Inc	88,986	1,021,559
Blackstone Mortgage Trust Inc, Class A	75,010	2,513,585
CareTrust REIT Inc	74,478	1,319,005
Chesapeake Lodging Trust	26,782	858,899
CorEnergy Infrastructure Trust Inc	8,168	306,953
Invesco Mortgage Capital Inc	142,085	2,247,785
Pebblebrook Hotel Trust	64,771	2,355,721
PotlatchDeltic Corp	49,229	2,015,928
Redwood Trust Inc	68,212	1,107,763
		$16,937,155

Retail - 5.87%
America's Car-Mart Inc (a)	1,349	105,492
American Eagle Outfitters Inc	98,746	2,451,863
Big Lots Inc	46,904	1,960,118
BJ's Restaurants Inc	7,905	570,741
Bloomin' Brands Inc	29,401	581,846
Boot Barn Holdings Inc (a)	13,462	382,455
Caleres Inc	7,375	264,467
Cheesecake Factory Inc/The	36,190	1,937,613
Chico's FAS Inc	50,804	440,471
Children's Place Inc/The	12,197	1,558,777
Citi Trends Inc	1,954	56,217
Conn's Inc (a)	7,098	250,914
Denny's Corp (a)	13,360	196,659
FirstCash Inc	26,754	2,193,828
Five Below Inc (a)	29,786	3,873,967
GMS Inc (a)	23,229	538,913
Group 1 Automotive Inc	6,460	419,254
La-Z-Boy Inc	16,880	533,408
Ollie's Bargain Outlet Holdings Inc (a)	13,693	1,315,897
PetMed Express Inc	13,628	449,860
Ruth's Hospitality Group Inc	9,363	295,403
Tailored Brands Inc	23,897	601,965
Wingstop Inc	14,381	981,791
		$21,961,919

Savings & Loans - 1.95%
Axos Financial Inc (a)	50,493	1,736,454
First Defiance Financial Corp	6,057	182,376
Meridian Bancorp Inc	27,550	468,350
Meta Financial Group Inc	3,672	303,491
Northfield Bancorp Inc	11,292	179,769
Northwest Bancshares Inc	66,719	1,155,573
Pacific Premier Bancorp Inc (a)	34,838	1,295,974
Washington Federal Inc	50,285	1,609,120
WSFS Financial Corp	7,913	373,098
		$7,304,205

Semiconductors - 1.70%
Axcelis Technologies Inc (a)	16,989	333,834

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value

Semiconductors (continued)
Brooks Automation Inc	39,944	$1,399,238
Cabot Microelectronics Corp	10,795	1,113,720
Cohu Inc	8,387	210,514
Power Integrations Inc	8,478	535,810
Rudolph Technologies Inc (a)	9,666	236,334
Semtech Corp (a)	28,422	1,580,263
SMART Global Holdings Inc (a)	12,230	351,490
Ultra Clean Holdings Inc (a)	48,571	609,566
		$6,370,769

Software - 3.97%
Appfolio Inc, Class A (a)	5,363	420,459
Apptio Inc, Class A (a)	31,275	1,155,924
Bottomline Technologies de Inc (a)	28,640	2,082,414
CSG Systems International Inc	18,059	724,888
Ebix Inc	11,918	943,310
Envestnet Inc (a)	15,366	936,558
HubSpot Inc (a)	21,735	3,280,898
ManTech International Corp, Class A	11,705	740,927
Monotype Imaging Holdings Inc	22,956	463,711
New Relic Inc (a)	23,220	2,188,021
Progress Software Corp	25,291	892,519
Tabula Rasa HealthCare Inc (a)	9,278	753,281
Upland Software Inc (a)	8,538	275,863
		$14,858,773

Storage/Warehousing - 0.11%
Mobile Mini Inc	9,720	426,222

Telecommunications - 2.40%
ADTRAN Inc	29,598	522,405
CalAmp Corp (a)	16,765	401,689
Ciena Corp (a)	91,017	2,843,371
Comtech Telecommunications Corp	5,082	184,324
Extreme Networks Inc (a)	92,124	504,840
GTT Communications Inc (a)	9,514	412,908
Iridium Communications Inc (a)	39,913	898,042
Plantronics Inc	9,067	546,740
Shenandoah Telecommunications Co	5,800	224,750
Switch Inc, Class A	36,315	392,202
Telephone & Data Systems Inc	32,656	993,722
Vonage Holdings Corp (a)	74,849	1,059,862
		$8,984,855

Transportation - 1.14%
CryoPort Inc (a)	4,305	55,147
Forward Air Corp	15,650	1,122,105
Marten Transport Ltd	17,379	365,828
Saia Inc (a)	13,659	1,044,231
Werner Enterprises Inc	47,849	1,691,462
		$4,278,773

Trucking & Leasing - 0.91%
GATX Corp	21,229	1,838,219
Greenbrier Cos Inc/The	26,016	1,563,562
		$3,401,781

Water - 0.47%
American States Water Co	23,821	1,456,416
SJW Group	4,960	303,304
		$1,759,720

See accompanying notes.

Schedule of Investments
Principal U.S. Small Cap Multi-Factor Index ETF
September 30, 2018 (unaudited)

TOTAL COMMON STOCKS		$371,894,721
Total Investments		$371,894,721
Other Assets and Liabilities - 0.55%		$2,047,517
TOTAL NET ASSETS - 100.00%		$373,942,238

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector	Percent
Consumer, Non-cyclical	23.52%
Financial	23.05%
Industrial	13.07%
Consumer, Cyclical	11.39%
Technology	8.33%
Communications	8.12%
Energy	6.02%
Utilities	2.98%
Basic Materials	2.97%
Other Assets and Liabilities	0.55%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2018 (unaudited)

1. Security Valuation

Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Investment Grade Corporate Active ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small Cap Multi-Factor Index ETF (the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the -counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC ("the Advisor") under procedures established and periodically reviewed by the Trust's Board of Trustees.

The value of foreign securities used in computing the net asset value ("NAV") per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' NAV are reflected in the Funds' NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust's Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in American Depository Receipts ("ADRs"), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds' NAV could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust's Board of Trustees as may occasionally be necessary.

2. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following market techniques: income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2018 (unaudited)

2. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 - Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 - Significant unobservable inputs (including the Funds' assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these securities are dependent on economic, political and other considerations. The values of the securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund's Board of Trustees. The Advisor has established a valuation committee.

(“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2018 (unaudited)

2. Fair Valuation (continued)

valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Funds' securities carried at value:

				Level 2 - Other		Level 3 -
		Level 1 -		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*		$720,464,118	$	— $		— $	720,464,118
Total investments in securities		$720,464,118	$	— $		— $	720,464,118
Principal Contrarian Value Index ETF
Common Stocks*		$4,075,528	$	— $		— $	4,075,528
Total investments in securities		$4,075,528	$	— $		— $	4,075,528
Principal EDGE Active Income ETF
Common Stocks*		$61,187,551	$	— $		— $	61,187,551
Preferred Stocks*		$13,613,544	$	— $		— $	13,613,544
Bonds*	$	— $		218,987,405	$	— $	218,987,405
Total investments in securities		$74,801,095		$218,987,405	$	— $	293,788,500
Principal Healthcare Innovators Index ETF
Common Stocks*		$57,241,966	$	— $		— $	57,241,966
Total investments in securities		$57,241,966	$	— $		— $	57,241,966
Principal International Multi-Factor Index ETF
Common Stocks*		$14,631,378	$	— $		— $	14,631,378
Preferred Stocks*		$44,114	$	— $		— $	44,114
Total investments in securities		$14,675,492	$	— $		— $	14,675,492
Principal Investment Grade Corporate Active ETF
Bonds*	$	— $		223,175,574	$	— $	223,175,574
Total investments in securities	$	— $		223,175,574	$	— $	223,175,574
Principal Millennials Index ETF
Common Stocks*		$21,126,864	$	— $		— $	21,126,864
Total investments in securities		$21,126,864	$	— $		— $	21,126,864
Principal Price Setters Index ETF
Common Stocks*		$22,729,251	$	— $		— $	22,729,251
Total investments in securities		$22,729,251	$	— $		— $	22,729,251

Notes to Financial Statements
Principal Exchange-Traded Funds
September 30, 2018 (unaudited)

2. Fair Valuation (continued)

				Level 2 - Other		Level 3 -
		Level 1 -		Significant		Significant
		Quoted		Observable		Unobservable
Fund		Prices		Inputs		Inputs	Totals (Level 1,2,3)
Principal Shareholder Yield Index ETF
Common Stocks*		$15,059,071	$	— $		— $	15,059,071
Total investments in securities		$15,059,071	$	— $		— $	15,059,071
Principal Spectrum Preferred Securities Active ETF
Bonds*	$	— $		50,690,160	$	— $	50,690,160
Total investments in securities	$	— $		50,690,160	$	— $	50,690,160
Principal Sustainable Momentum Index ETF
Common Stocks*		$6,009,976	$	— $		— $	6,009,976
Total investments in securities		$6,009,976	$	— $		— $	6,009,976
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$1,590,573,288		$	— $		— $	1,590,573,288
Total investments in securities	$1,590,573,288		$	— $		— $	1,590,573,288
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*		$371,894,721	$	— $		— $	371,894,721
Total investments in securities		$371,894,721	$	— $		— $	371,894,721

* For additional detail regarding sector classifications, please see the Schedules of Investments.

The Funds' Schedules of Investments for the period ended September 30, 2018 has not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Funds and their holdings, please see the Funds' prospectus.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Exchange-Traded Funds
By	/s/ Michael J. Beer
Michael J. Beer, President and CEO
Date	11/20/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 11/20/2018

By /s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 11/20/2018